UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-5986

T. Rowe Price Index Trust, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Item 1: Report to Shareholders

Extended Equity Market Index Fund	June 30, 2009

The views and opinions in this report were current as of June 30, 2009. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The historic downturn in U.S. stocks that began in 2008 extended into the early months of 2009. However, equities rallied sharply from their March lows amid scattered signs that the economy is in the process of bottoming and that government measures to stabilize the financial markets may be starting to bear fruit. The rally lost steam in June, and share prices fell in the final weeks of the period as earlier optimism receded in the face of economic news suggesting a more subdued, long-term recovery. Nevertheless, the mid-period rally was enough to lift most major stock indices into positive territory for the first six months of the year. The Equity Index 500 Fund, the Total Equity Market Index Fund, and the Extended Equity Market Index Fund posted gains for the first half of 2009 and closely tracked the returns of their respective benchmark S&P indices.

MARKET ENVIRONMENT

The U.S. economy is mired in one of the deepest and longest downturns since the Great Depression, with gross domestic product contracting markedly and unemployment reaching 9.5% by the end of our reporting period.

Addressing the economic downturn, the Federal Reserve reiterated that it would keep the federal funds target rate near 0% and indicated that it would continue its policy of quantitative easing, honoring its earlier pledge to buy $300 billion in longer-term U.S. government debt by the fall of 2009 and $1.45 trillion in mortgage-related debt by the end of the year. The economic recession has begun to ease, according to the Fed’s policy-setting panel, and worries about deflation (a downward spiral in prices) have been fading. The Fed indicated that rates were likely to remain low until an economic revival was under way and concerns about higher inflation down the road resurfaced.

As investors developed more confidence that perhaps the worst of the crisis was finally behind us, stocks rebounded sharply beginning in March before pulling back in late June. The investment environment assumed a more positive tone, with riskier asset classes performing best in recent months. Credit spreads have narrowed in the bond markets, and overall liquidity has improved. The federal government’s “stress test” results for 19 of the largest U.S. banks were not as bad as feared. Financial markets have responded favorably as a number of major financial institutions are raising additional capital. Financials, the worst-performing sector in the first quarter, was the strongest sector in the second quarter.

Unemployment continued to climb and is likely to rise further in the months ahead. However, the pace of job losses is slowing. While unemployment is a lagging indicator, many leading indicators—including consumer confidence—have bounced from their lows. Signs of stabilization have begun to appear in housing, particularly at the lower end, where credits for first-time homebuyers have helped. In general, investors have become more optimistic that a gradual process of stabilization and recovery may be under way.

U.S. stocks gained in the first half of 2009 amid this improved investor sentiment. Growth stocks significantly outperformed value across all market capitalizations for the period. Small-cap shares performed in line with their large-cap counterparts, but both were outpaced by mid-cap stocks.

SUMMARY OF INVESTMENT STRATEGIES

T. Rowe Price’s equity market index funds are designed for investors who want to harness the potential for long-term capital appreciation from broad exposure to large-cap stocks (Equity Index 500 Fund), small- and mid-cap stocks (Extended Equity Market Index Fund), or the entire U.S. stock market (Total Equity Market Index Fund). These funds may serve as core holdings in an investor’s portfolio since they offer attributes that many investors will find appealing.

• They are well diversified, which potentially can reduce the impact of negative performance from a given stock or sector on the entire portfolio. The Equity Index 500 Fund invests in all S&P 500 Index stocks, while the Total Equity Market Index Fund and the Extended Equity Market Index Fund invested in approximately 1,541 and 1,842 stocks, respectively, as of June 30, 2009. (Diversification cannot assure a profit or protect against loss in a declining market.)

• They tend to closely track their benchmarks. The Equity Index 500 Fund uses a full replication strategy so that the weightings of our holdings match those of the S&P 500 Stock Index. The Total Equity Market Index Fund and the Extended Equity Market Index Fund use a sampling strategy to approximate the sector allocations, price/earnings ratio, and other attributes of their benchmarks. We occasionally invest in securities such as futures and exchange-traded funds so the fund can accommodate cash flows and remain fully invested.

• They offer instant, broad exposure to different sectors of the stock market, and each fund’s sector allocations are consistent with its benchmark’s sector breakdown. As such, changes in the funds’ sector diversification and other overall characteristics reflect changes in the composition of the indices, rather than strategic shifts that are typical of an actively managed fund.

• Their expenses are generally very low, which enables investors to retain more of their returns.

Equity Index 500 Fund

Your fund returned 3.21% for the first six months of 2009. As shown in the accompanying table, the fund’s return closely tracked the 3.16% return of its benchmark, the S&P 500 Stock Index. Fund performance may differ from that of the benchmark due to the fund’s operating and management expenses.

As investors focused on growth during the period, the best-performing S&P 500 sectors were information technology, materials, and consumer discretionary—traditionally seen as some of the market’s riskier sectors. At the same time, the traditional market safe havens turned in weaker performance as health care, utilities, and consumer staples were either flat or negative for the period. Viewed as the impetus and epicenter of the recent downturn, financials sector shares lost ground despite a strong rebound over the last three months of the reporting period. Industrials and business services also rallied over the closing months but still fell for the period as the rally was not enough to overcome weakness in the first half.

The information technology sector posted the strongest returns, with particular strength in the computers and peripherals industry. Shares of Apple performed well as the company continued to deliver superior products in large markets where it can take market share. Examples include new and updated versions of the iPhone, the iPod, and the company’s iconic desktop computers. IBM was strong as a dominant global technology player with diversified revenue streams, deriving over 60% of revenues from outside the U.S. Microsoft shares rallied strongly in April after the world’s leading software company reported solid earnings and affirmed plans to cut costs. The office electronics space was a weak spot for the sector as Xerox continued to struggle amid slow business spending. (Please refer to each fund’s portfolio of investments for a complete listing of fund holdings and the amount each represents in the portfolio.)

The consumer discretionary sector also gained ground as a stabilizing economy and improving consumer confidence led to expectations for increased consumer spending. Internet retailer Amazon.com continued to benefit from one of the best management teams in the business, investing in innovative products and services, taking market share, and improving the amount and quality of revenue and earnings. Multiline retailer Target and specialty retailer TJX also rose. Target is the second-largest discount retailer behind Wal-Mart but aims for a slightly higher price point and better margins. TJX is the parent company of T.J. Maxx and Marshalls stores, specializing in higher-fashion designs at discounted prices. Shares of Ford benefited from the high-profile problems at its major competitors General Motors and Chrysler and some surprisingly strong product offerings. The household durables sector lost ground. In particular, homebuilders Pulte and Centex continued to struggle amid the historic housing downturn.

The materials sector rose on the heels of higher commodity prices. The chemicals industry was the strongest in the sector, led by industrial gas distributor Praxair, which benefited from effective cost cutting and optimism over a gradually improving global economy. Copper producer Freeport McMoRan Copper & Gold generated the best results in the sector amid strong demand and rising metals prices. Declining construction activity and expenses associated with a recent acquisition pressured shares of Vulcan Materials, a leading U.S. producer of aggregates used in concrete and asphalt.

Industrials and business services was the weakest sector for the period, with industrial conglomerates posting the largest declines. GE suffered early in the period as the economic downturn accelerated and capital expenditures ground to a virtual halt. The firm’s sizable financial services exposure further exacerbated the share price weakness as the financials sector plummeted. Tyco International struggled to grow earnings and shares took another hit when it was reincorporated in Switzerland, triggering its removal from all domestic S&P indices, including the S&P 500 Index and the S&P Total Market Index.

However, the sector showed some positives in the professional services industry, which was led by Robert Half International, a professional staffing firm with operations in the U.S., Europe, and Asia.

The financials sector suffered during the first quarter but surged over the second as stocks were boosted by early signs of economic recovery, better-than-feared results from the federal government’s bank “stress tests,” and news that the Treasury Department would allow several large banks to repay some of the money received last fall as part of the Troubled Asset Relief Program. Interestingly, not only did the sector contain some of the broader index’s poorest performers for the period, but also a few of its strongest. Commercial banks continued to struggle mightily in the first three months of the year. Wells Fargo shares recorded the biggest loss in the industry as the normally solid company fell with the broader sector and struggled to digest its massive acquisition of troubled Wachovia. Goldman Sachs shares posted one of the index’s strongest gains as the company was impacted less than many of its competitors by the recent financial crisis.

Standard & Poor’s authorized 14 changes to the composition of the S&P 500 Stock Index in the first half of 2009. Please see the table on page 15 for a complete list of index changes.

Total Equity Market Index Fund

Your fund returned 4.33% for the six months ended June 30, 2009, closely tracking the 4.18% return of its performance benchmark, the S&P Total Market Index (see the accompanying table). Fund performance may differ from that of the benchmark due to the fund’s operating and management expenses.

In general, the performance discussion of the S&P 500 Stock Index applies to the performance of the S&P Total Market Index. The Total Market Index, which represents the entire U.S. stock market, includes all S&P 500 companies. In fact, the S&P 500 represents 75% of the Total Market Index’s overall market value. The largest components of the Total Market Index—as with the S&P 500—have the greatest influence on performance. In addition, the percentage weightings of the major sectors are similar.

As with the S&P 500 Stock Index, information technology was the strongest-performing sector of the Total Market Index by a significant margin in the first six months of 2009. The materials and consumer discretionary sectors also recorded solid gains as commodity prices rebounded and investors sought shares in companies that stand to benefit from the increased consumer and business spending that is expected to accompany a gradually improving global economy. Dogged by concerns about future reform and regulation, the health care sector rose modestly as investors sought opportunities for higher growth in other sectors. The financials sector lost ground as a strong rebound in the second half of our reporting period was not enough to overcome extraordinary weakness in the opening months. The industrials and business services and telecommunication services sectors were also among the weaker performers.

Extended Equity Market Index Fund

Your fund returned 8.98% in the first half of 2009, closely tracking the 9.31% return of its benchmark, the S&P Completion Index (see the accompanying table). Fund performance may differ from that of the benchmark due to the fund’s operating and management expenses.

Nine out of the 10 sectors in the small- and mid-cap segment of the market posted gains in the first six months of 2009. The information technology and consumer discretionary sectors recorded the largest gains as investors sought shares in companies that stand to benefit from the increased consumer and business spending that is expected to accompany a gradually improving global economy. Shares in the energy sector also rose strongly amid a rebound in energy prices and expectations that prices will continue to trend higher over the longer term as the global economy recovers and demand increases. The slow-growth utilities sector and cyclical industrials and business services sector barely edged into positive territory for the period. Financials was the only sector that fell as strong results over the second half of the reporting period failed to erase earlier weakness.

OUTLOOK

Aided by reviving credit markets and tentative signs of economic stabilization, the strong stock market rally provided welcome relief to investors over the past few months. Although we are cautiously optimistic that the worst of the global economic and market downturn is behind us, our optimism is tempered with concerns about the depth and durability of the current rebound, and we believe that markets may have gotten ahead of the economic recovery. Investors should not be surprised at a pullback over the near term as the markets begin to look for the real economy to improve.

As the future environment unfolds, we will continue to focus on our role of replicating the structure and performance of the S&P indices to provide you with broad exposure to large-cap stocks, small- and mid-cap equities, and the entire U.S. stock market. Thank you for your confidence in our investment and index-tracking capabilities.

Respectfully submitted,

E. Frederick Bair
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund,
Extended Equity Market Index Fund, and Total Equity Market Index Fund

Ken D. Uematsu
Cochairman of the Investment Advisory Committee, Equity Index 500 Fund,
Extended Equity Market Index Fund, and Total Equity Market Index Fund

July 21, 2009

RISKS OF INVESTING

As with all stock mutual funds, the fund’s share price can fall because of weakness in the stock market, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

GLOSSARY

Fed funds target rate: An overnight lending rate set by the Federal Reserve and used by banks to meet reserve requirements. Banks also use the fed funds rate as a benchmark for their prime lending rates.

Price/earnings (P/E) ratio: A valuation measure calculated by dividing the price of a stock by its current or projected earnings per share. This ratio gives investors an idea of how much they are paying for current or future earnings power.

S&P 500 Stock Index: Tracks the stocks of 500 mostly large U.S. companies.

S&P Completion Index: Tracks the performance of the U.S. stocks not included in the S&P 500, which are primarily small- and mid-capitalization stocks. The index includes approximately 4,000 stocks.

S&P Total Market Index: Tracks the performance of a broad spectrum of small-, mid-, and large-capitalization U.S. stocks. Because the largest stocks in the index carry the most weight, large-capitalization stocks make up a substantial majority of the S&P Total Market Index’s value. The index includes approximately 4,500 stocks.

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, “500”, “S&P Completion Index”, “S&P Total Market Index”, and “S&P TMI” are marks/trademarks of The McGraw-Hill Companies, Inc., and have been licensed for use by T. Rowe Price. The Product is not sponsored, endorsed, sold, or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.

Performance and Expenses

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (“Actual”) provides information about actual account values and actual expenses. You may use the information in this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (“Hypothetical”) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an account maintenance fee that is not included in the accompanying table. The account maintenance fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRA accounts but not to retirement plans directly registered with T. Rowe Price Services or accounts maintained by intermediaries through NSCC® Networking. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

Financial Highlights For a share outstanding throughout each period

| | 6 Months Ended 6/30/09‡ | Year Ended 12/31/08‡ | 12/31/07‡ | 12/31/06‡ | 12/31/05‡ | 12/31/04‡ |
|---|---|---|---|---|---|---|
| **NET ASSET VALUE** | | | | | | |
| Beginning of period | $ 9.47 | $ 15.95 | $ 16.47 | $ 14.47 | $ 13.25 | $ 11.27 |
| Investment activities | | | | | | |
| Net investment income | 0.05 | 0.13 | 0.21 | 0.16 | 0.13 | 0.09 |
| Net realized and unrealized gain (loss) | 0.80 | (6.30) | 0.44 | 2.12 | 1.19 | 1.98 |
| Total from investment activities | 0.85 | (6.17) | 0.65 | 2.28 | 1.32 | 2.07 |
| Distributions | | | | | | |
| Net investment income | – | (0.12) | (0.20) | (0.16) | (0.10) | (0.09) |
| Net realized gain | – | (0.19) | (0.97) | (0.12) | – | – |
| Total distributions | – | (0.31) | (1.17) | (0.28) | (0.10) | (0.09) |
| **NET ASSET VALUE** | | | | | | |
| **End of period** | **$ 10.32** | **$ 9.47** | **$ 15.95** | **$ 16.47** | **$ 14.47** | **$ 13.25** |
| **Ratios/Supplemental Data** | | | | | | |
| **Total return(1)** | **8.98%** | **(38.50)%** | **4.07%** | **15.76%** | **9.95%** | **18.38%** |
| Ratio of total expenses to average net assets | 0.40%(2) | 0.40% | 0.40% | 0.40% | 0.40% | 0.40% |
| Ratio of net investment income to average net assets | 1.16%(2) | 0.94% | 1.19% | 1.03% | 0.98% | 0.83% |
| Portfolio turnover rate | 10.8% | 19.6% | 37.6% | 17.5% | 17.3% | 11.2% |
| Net assets, end of period (in thousands) | $ 255,392 | $ 243,542 | $ 407,341 | $ 345,516 | $ 271,352 | $ 161,118 |

‡ Per share amounts calculated using average shares outstanding method.

(1) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

(2) Annualized

The accompanying notes are an integral part of these financial statements.

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

## COMMON STOCKS 94.4%

## CONSUMER DISCRETIONARY 12.9%

| | Shares/$ Par | Value |
|---|---|---|
| **Auto Components 0.7%** | | |
| American Axle & Manufacturing (1) | 5,830 | 20 |
| Amerigon (2) | 5,300 | 32 |
| Arvinmeritor (1) | 10,055 | 44 |
| Borg-Warner | 16,640 | 568 |
| Cooper Tire (1) | 9,100 | 90 |
| Drew Industries (1)(2) | 4,700 | 57 |
| Exide Technologies (1)(2) | 13,700 | 51 |
| Gentex | 20,460 | 237 |
| Modine Manufacturing (1) | 5,700 | 27 |
| Raser Technologies (1)(2) | 8,200 | 23 |
| Shiloh Industries (2) | 6,700 | 25 |
| Spartan Motors | 5,000 | 57 |
| Standard Motor Products | 3,750 | 31 |
| Stoneridge (1)(2) | 3,000 | 15 |
| Superior Industries International | 4,300 | 61 |
| Tenneco (2) | 17,350 | 184 |
| TRW (1)(2) | 12,610 | 143 |
| | | 1,665 |
| **Automobiles 0.1%** | | |
| Thor Industries (1) | 5,900 | 108 |
| Winnebago | 7,520 | 56 |
| | | 164 |
| **Distributors 0.1%** | | |
| Audiovox, Class A (2) | 3,864 | 23 |
| LKQ Corporation (1)(2) | 20,200 | 332 |
| | | 355 |
| **Diversified Consumer Services 1.2%** | | |
| Brinks Home Security (2) | 7,249 | 205 |
| Career Education (1)(2) | 10,791 | 269 |

| | | |
|---|---|---|
| Carriage Services (2) | 13,600 | 48 |
| Coinstar (1)(2) | 4,150 | 111 |
| Corinthian Colleges (1)(2) | 17,867 | 302 |
| Hillenbrand (1) | 9,250 | 154 |
| ITT Educational Services (2) | 5,640 | 568 |
| Jackson Hewitt Tax Service | 6,000 | 38 |
| Learning Tree International (1)(2) | 3,650 | 38 |
| Matthews International, Class A (1) | 6,000 | 187 |
| Prepaid Legal Services | 1,800 | 78 |
| Regis | 6,200 | 108 |
| Service Corporation International | 37,031 | 203 |
| Sotheby's (1) | 9,613 | 136 |
| Stewart Enterprises, Class A | 10,660 | 51 |
| Strayer Education | 1,950 | 425 |
| The Princeton Review (2) | 7,600 | 41 |
| Universal Technical Institute (2) | 3,800 | 57 |
| Weight Watchers | 5,600 | 144 |
| | | 3,163 |

**Hotels, Restaurants & Leisure 2.4%**

| | | |
|---|---|---|
| Ameristar Casinos | 6,700 | 127 |
| Bally Technologies (2) | 7,750 | 232 |
| BJ's Restaurants (1)(2) | 4,033 | 68 |
| Bluegreen (1)(2) | 6,300 | 16 |
| Bob Evans Farms (1) | 4,000 | 115 |
| Boyd Gaming (2) | 10,569 | 90 |
| Brinker (1) | 15,179 | 258 |
| Buffalo Wild Wings (1)(2) | 2,500 | 81 |
| Burger King (1) | 7,500 | 130 |
| California Pizza Kitchen (2) | 4,550 | 60 |
| CEC Entertainment (2) | 3,592 | 106 |
| Chipotle Mexican Grill (1)(2) | 4,900 | 392 |
| Choice Hotels International (1) | 8,600 | 229 |
| Churchill Downs | 1,400 | 47 |

| | | |
|---|---|---|
| CKE Restaurants | 7,650 | 65 |
| Cracker Barrel Old Country Store | 2,900 | 81 |
| DineEquity | 4,000 | 125 |
| Domino's Pizza (2) | 8,464 | 63 |
| Dover Downs Gaming & Entertainment (1) | 5,367 | 25 |
| Dover Motorsports | 3,163 | 4 |
| Empire Resorts (2) | 17,050 | 31 |
| Famous Dave's of America (1)(2) | 4,400 | 27 |
| Frisch's Restaurants | 3,100 | 92 |
| Gaming Partners International (2) | 9,300 | 47 |
| Gaylord Entertainment (1)(2) | 8,100 | 103 |
| International Speedway, Class A (1) | 1,675 | 43 |
| Isle of Capris Casinos (1)(2) | 6,580 | 88 |
| Jack In The Box (2) | 8,600 | 193 |
| Krispy Kreme, Warrants, 3/15/12 (2) | 73 | — |
| Landry's Seafood Restaurant (2) | 3,100 | 27 |
| Life Time Fitness (1)(2) | 5,100 | 102 |
| Marcus | 2,750 | 29 |
| MGM Mirage (1)(2) | 32,397 | 207 |
| MTR Gaming Group (1)(2) | 3,600 | 9 |
| Multimedia Games (2) | 4,800 | 24 |
| O'Charley's (1) | 6,900 | 64 |
| Panera Bread, Class A (2) | 5,300 | 264 |
| Papa John's International (2) | 2,920 | 72 |
| Peet's Coffee & Tea (2) | 2,100 | 53 |
| Penn National Gaming (1)(2) | 10,400 | 303 |
| PF Chang's China Bistro (1)(2) | 2,940 | 94 |
| Pinnacle Entertainment (2) | 11,900 | 111 |
| Red Robin Gourmet Burgers (1)(2) | 3,850 | 72 |
| Royal Caribbean Cruises | 18,021 | 244 |
| Ruby Tuesday (1)(2) | 22,000 | 147 |
| Scientific Games, Class A (2) | 7,530 | 119 |
| Shuffle Master (2) | 11,800 | 78 |
| Sonic (1)(2) | 10,650 | 107 |

| | | |
|---|---|---|
| Speedway Motorsports | 1,820 | 25 |
| Steak 'N Shake (1)(2) | 8,700 | 76 |
| Texas Roadhouse, Class A (2) | 8,900 | 97 |
| The Cheesecake Factory (2) | 9,940 | 172 |
| Vail Resorts (2) | 4,100 | 110 |
| Wendy's / Arby's Group | 58,840 | 235 |
| WMS Industries (1)(2) | 6,995 | 220 |
| | | 5,999 |

**Household Durables 1.0%**

| | | |
|---|---|---|
| American Greetings, Class A (1) | 5,350 | 63 |
| Beazer Homes (1)(2) | 7,870 | 14 |
| Blyth (1) | 1,337 | 44 |
| Brookfield Homes (2) | 2,232 | 9 |
| Champion Enterprises (2) | 11,809 | 4 |
| CSS Industries | 1,900 | 39 |
| Ethan Allen Interiors (1) | 4,000 | 41 |
| Furniture Brands International (1) | 7,530 | 23 |
| Hovnanian Enterprises (1)(2) | 5,930 | 14 |
| iRobot (2) | 4,600 | 60 |
| Jarden (1)(2) | 10,613 | 199 |
| La-Z-Boy | 8,150 | 38 |
| M/i Homes (2) | 5,070 | 50 |
| MDC Holdings | 5,491 | 165 |
| Meritage (1)(2) | 6,100 | 115 |
| Mohawk Industries (2) | 8,054 | 287 |
| National Presto (1) | 1,800 | 137 |
| NVR (2) | 753 | 378 |
| Orleans Homebuilders (2) | 4,400 | 7 |
| Palm Harbor Homes (2) | 6,300 | 14 |
| Russ Berrie (1)(2) | 5,800 | 23 |
| Ryland Group | 6,446 | 108 |
| Sealy (1)(2) | 8,100 | 16 |
| Standard Pacific (2) | 10,100 | 21 |

| | | |
|---|---|---|
| Stanley Furniture (1) | 1,200 | 13 |
| Tempur-Pedic (1) | 12,550 | 164 |
| Toll Brothers (1)(2) | 17,620 | 299 |
| Tupperware Brands | 7,620 | 198 |
| Universal Electronics (2) | 2,500 | 50 |
| | | 2,593 |

**Internet & Catalog Retail 0.6%**

| | | |
|---|---|---|
| 1-800-Flowers.com (2) | 7,868 | 15 |
| Blue Nile (1)(2) | 2,200 | 95 |
| Drugstore.com (2) | 9,350 | 17 |
| Hollywood Media (2) | 4,500 | 7 |
| IAC/InterActiveCorp (1)(2) | 10,100 | 162 |
| Netflix (1)(2) | 6,900 | 285 |
| Nutri/System | 9,000 | 131 |
| Overstock.com (1)(2) | 6,300 | 75 |
| priceline.com (2) | 6,200 | 692 |
| ValueVision Media (2) | 21,620 | 42 |
| | | 1,521 |

**Leisure Equipment & Products 0.3%**

| | | |
|---|---|---|
| Arctic Cat | 14,337 | 58 |
| Brunswick (1) | 17,100 | 74 |
| Callaway Golf (1) | 8,350 | 43 |
| JAKKS Pacific (2) | 4,000 | 51 |
| Johnson Outdoors, Class A | 17,300 | 95 |
| Marine Products (1) | 7,100 | 27 |
| Nautilus Group (1)(2) | 6,337 | 7 |
| Polaris Industries | 5,270 | 169 |
| Pool | 6,177 | 102 |
| RC2 Corporation (2) | 3,100 | 41 |
| Steinway Musical Instruments (1)(2) | 2,600 | 28 |
| Sturm Ruger & Company (1) | 5,600 | 70 |
| | | 765 |

| Media 2.0% | | |
| --- | --- | --- |
| 4Kids Entertainment (1)(2) | 7,450 | 16 |
| AH Belo (1) | 1,476 | 1 |
| Alloy (2) | 3,525 | 19 |
| Arbitron | 5,720 | 91 |
| Ascent Media, Series A (2) | 1,793 | 48 |
| Beasley Broadcast Group, Class A | 6,100 | 13 |
| Belo, Class A (1) | 7,380 | 13 |
| Cablevision | 33,859 | 657 |
| CKX (2) | 7,300 | 52 |
| Clear Channel Outdoor, Class A (1)(2) | 16,700 | 89 |
| Cumulus Media, Class A (2) | 7,505 | 7 |
| Discovery Communications, Series A (2) | 335 | 8 |
| Discovery Communications, Series C (2) | 41,135 | 844 |
| DISH Network (2) | 31,320 | 508 |
| DreamWorks Animation (2) | 12,400 | 342 |
| Emmis Communications (2) | 7,260 | 2 |
| Entercom Communications (1) | 3,450 | 5 |
| Entravision Communications, Class A (2) | 11,744 | 6 |
| Fisher Communications (1) | 1,450 | 19 |
| Harris Interactive (2) | 7,100 | 3 |
| Harte-Hanks | 6,050 | 56 |
| Interactive Data | 4,200 | 97 |
| John Wiley & Sons | 5,270 | 175 |
| Journal Communications, Class A | 6,900 | 7 |
| Knology (2) | 5,200 | 45 |
| Lamar Advertising (1)(2) | 12,992 | 198 |
| Lee Enterprises (1) | 4,250 | 2 |
| Liberty Global (1)(2) | 39,834 | 633 |
| Liberty Global, Series C (1)(2) | 1,700 | 27 |
| LIN TV, Class A (2) | 5,040 | 8 |
| Live Nation (1)(2) | 16,800 | 82 |
| LodgeNet Interactive (2) | 19,300 | 66 |

| | | |
|---|---|---|
| Martha Stewart Living, Class A (1)(2) | 7,919 | 24 |
| Marvel Entertainment (1)(2) | 5,614 | 200 |
| McClatchy | 3,800 | 2 |
| Media General, Class A | 19,150 | 40 |
| Mediacom Communications (1)(2) | 13,000 | 66 |
| Morningstar (2) | 2,500 | 103 |
| National Cinemedia | 8,400 | 116 |
| Navarre (2) | 3,150 | 5 |
| Nexstar Broadcasting (2) | 8,700 | 7 |
| Playboy Enterprises, Class B (1)(2) | 5,100 | 13 |
| RCN (2) | 5,100 | 30 |
| Regal Entertainment Group, Class A (1) | 10,390 | 138 |
| Regent Communications (2) | 6,450 | 1 |
| Rentrak (2) | 4,600 | 76 |
| Salem Communications, Class A (2) | 12,350 | 12 |
| Scholastic | 620 | 12 |
| Sinclair Broadcasting, Class A (1) | 11,210 | 22 |
| Sirius XM Radio (1)(2) | 200,000 | 86 |
| Spanish Broadcasting, Class A (2) | 7,850 | 1 |
| Valassis Communications (2) | 8,500 | 52 |
| World Wrestling | 4,500 | 57 |
| | | 5,202 |

**Multiline Retail 0.3%**

| | | |
|---|---|---|
| 99 Cents Only Stores (1)(2) | 6,665 | 90 |
| Bon-Ton Stores | 4,100 | 14 |
| Dollar Tree (1)(2) | 13,104 | 552 |
| Fred's (1) | 5,915 | 74 |
| Saks (2) | 24,775 | 110 |
| Tuesday Morning (2) | 3,900 | 13 |
| | | 853 |

**Specialty Retail 3.3%**

| | | |
|---|---|---|
| A.C. Moore Arts & Crafts (2) | 9,760 | 37 |

| | | |
|---|---|---|
| Aarons (1) | 7,890 | 235 |
| Advance Auto Parts | 13,085 | 543 |
| Aeropostale (1)(2) | 10,207 | 350 |
| American Eagle Outfitters | 29,880 | 423 |
| AnnTaylor Stores (1)(2) | 14,275 | 114 |
| Asbury Automotive Group | 4,140 | 42 |
| Barnes & Noble (1) | 5,484 | 113 |
| Big 5 Sporting Goods | 9,200 | 102 |
| Blockbuster, Class A (2) | 26,607 | 18 |
| Borders Group (2) | 7,600 | 28 |
| Brown Shoe | 9,930 | 72 |
| Buckle (1) | 3,762 | 120 |
| Build-A-Bear Workshop (2) | 4,800 | 21 |
| Cabela's, Class A (1)(2) | 5,741 | 71 |
| CarMax (2) | 34,228 | 503 |
| Cato, Class A (1) | 4,150 | 72 |
| Charlotte Russe Holding (2) | 3,800 | 49 |
| Charming Shoppes (1)(2) | 12,520 | 47 |
| Chico's (1)(2) | 27,200 | 265 |
| Christopher & Banks (1) | 4,692 | 31 |
| Coldwater Creek (2) | 9,164 | 56 |
| Collective Brands (1)(2) | 9,515 | 139 |
| Cost Plus (2) | 8,700 | 13 |
| Dick's Sporting Goods (1)(2) | 12,900 | 222 |
| Dress Barn (1)(2) | 7,900 | 113 |
| DSW, Class A (1)(2) | 3,900 | 38 |
| Foot Locker (1) | 21,317 | 223 |
| Franklin Covey (2) | 6,800 | 42 |
| Gander Mountain (2) | 11,600 | 70 |
| Genesco (2) | 2,600 | 49 |
| Group One Automotive (1) | 5,200 | 135 |
| Guess (1) | 8,620 | 222 |
| Gymboree (2) | 4,020 | 143 |
| Haverty Furniture | 2,250 | 21 |

| | | |
|---|---|---|
| Hibbett Sports (1)(2) | 2,718 | 49 |
| Hot Topic (1)(2) | 7,600 | 56 |
| J. Crew (2) | 8,200 | 222 |
| Jo Ann Stores (2) | 3,960 | 82 |
| Jos. A. Bank Clothiers (1)(2) | 2,537 | 87 |
| Lithia Motors, Class A | 1,700 | 16 |
| MarineMax (2) | 2,560 | 9 |
| Men's Wearhouse | 6,750 | 129 |
| Midas (2) | 4,500 | 47 |
| Monro Muffler Brake (1) | 3,200 | 82 |
| New York & Company (2) | 6,900 | 21 |
| Pacific Sunwear (2) | 8,125 | 27 |
| Penske Auto | 4,416 | 73 |
| Pep Boys | 6,170 | 63 |
| Perfumania (1)(2) | 4,100 | 11 |
| PetSmart (1) | 17,620 | 378 |
| Pomeroy IT Solutions (2) | 5,100 | 30 |
| Rent-A-Center (2) | 8,500 | 152 |
| Rex Stores (2) | 5,250 | 53 |
| Ross Stores | 19,502 | 753 |
| Sally Beauty Supply (1)(2) | 14,500 | 92 |
| Shoe Carnival (1)(2) | 1,400 | 17 |
| Sonic Automotive (1) | 21,520 | 219 |
| Stage Stores | 8,470 | 94 |
| Stein Mart (1)(2) | 6,330 | 56 |
| Syms (1)(2) | 2,800 | 21 |
| Talbots (1) | 6,150 | 33 |
| The Children's Place (2) | 4,550 | 120 |
| The Finish Line, Class A | 9,353 | 69 |
| Trans World Entertainment (2) | 5,050 | 6 |
| TSC (1)(2) | 3,710 | 153 |
| Tween Brands (2) | 4,720 | 32 |
| Urban Outfitters (2) | 15,582 | 325 |
| West Marine (1)(2) | 6,200 | 34 |

| | | |
|---|---|---|
| Wolverine World Wide | 6,650 | 147 |
| | | 2,269 |
| Total Consumer Discretionary | | 33,076 |

## CONSUMER STAPLES 3.5%

**Beverages 0.3%**

| | | |
|---|---|---|
| Coca-Cola Bottling (1) | 250 | 14 |
| Hansen Natural (1)(2) | 13,200 | 407 |
| Midwest Grain Products (2) | 4,200 | 12 |
| National Beverage (2) | 8,148 | 87 |
| PepsiAmericas (1) | 7,799 | 209 |
| Willamette Valley Vineyards (2) | 6,730 | 22 |
| | | 751 |

**Food & Staples Retailing 0.5%**

| | | |
|---|---|---|
| Andersons (1) | 3,800 | 114 |
| Arden Group, Class A | 300 | 38 |
| BJ's Wholesale Club (1)(2) | 6,900 | 222 |
| Casey's General Stores (1) | 8,100 | 208 |
| Great Atlantic & Pacific Tea (1)(2) | 8,568 | 36 |
| Nash Finch (1) | 2,600 | 70 |
| PriceSmart | 3,700 | 62 |
| Rite Aid (1)(2) | 85,650 | 129 |
| Ruddick (1) | 5,700 | 134 |
| Spartan Stores (1) | 3,300 | 41 |
| The Pantry (2) | 3,500 | 58 |
| United Natural Foods (1)(2) | 6,200 | 163 |
| Weis Markets | 2,150 | 72 |
| | | 1,347 |

**Food Products 1.6%**

| | | |
|---|---|---|
| Alico | 1,600 | 48 |
| Bunge Limited | 17,802 | 1,073 |

| | | |
|---|---|---|
| Chiquita (1)(2) | 6,619 | 68 |
| Corn Products International | 10,800 | 289 |
| Cuisine Solutions (2) | 4,500 | 5 |
| Darling International (2) | 15,500 | 102 |
| Del Monte Foods | 25,101 | 235 |
| Farmer Bros. | 3,100 | 71 |
| Flowers Foods (1) | 10,460 | 228 |
| Green Mountain Coffee (1)(2) | 3,300 | 195 |
| Hain Celestial Group (1)(2) | 5,500 | 86 |
| J & J Snack Foods | 3,940 | 141 |
| Lancaster Colony | 3,100 | 137 |
| Lance | 6,310 | 146 |
| Lifeway Foods (1)(2) | 5,300 | 68 |
| Ralcorp (1)(2) | 7,970 | 485 |
| Rocky Mountain Chocolate Factory | 16,362 | 126 |
| Sanderson Farms (1) | 2,040 | 92 |
| Smithfield Foods (2) | 17,089 | 239 |
| Tootsie Roll Industries | 3,374 | 77 |
| Treehouse Foods (2) | 4,643 | 134 |
| Zapata (2) | 6,300 | 43 |
| | | 4,088 |
| **Household Products 0.5%** | | |
| Central Garden & Pet, Class A (2) | 16,600 | 163 |
| Church & Dwight (1) | 9,125 | 496 |
| Energizer (1)(2) | 9,450 | 494 |
| WD-40 | 1,850 | 54 |
| | | 1,207 |
| **Personal Products 0.5%** | | |
| Alberto Culver (1) | 7,900 | 201 |
| Bare Escentuals (1)(2) | 11,500 | 102 |
| Chattem (2) | 3,700 | 252 |
| Elizabeth Arden (1)(2) | 4,250 | 37 |

| | | |
|---|---|---|
| Inter Parfums (1) | 3,900 | 28 |
| Mannatech (1) | 31,200 | 103 |
| NBTY (2) | 8,060 | 227 |
| Nu Skin Enterprises | 6,000 | 92 |
| Prestige Brands (2) | 8,400 | 52 |
| Reliv International | 4,700 | 16 |
| | | 1,110 |

**Tobacco 0.1%**

| | | |
|---|---|---|
| Alliance One (1)(2) | 13,934 | 53 |
| Star Scientific (1)(2) | 6,900 | 6 |
| Universal (1) | 3,440 | 114 |
| Vector | 9,824 | 140 |
| | | 313 |
| Total Consumer Staples | | 8,816 |

## ENERGY 6.0%

**Energy Equipment & Services 2.2%**

| | | |
|---|---|---|
| Allis-Chalmers Energy (2) | 20,700 | 48 |
| Atwood Oceanics (1)(2) | 7,700 | 192 |
| Basic Energy Services (1)(2) | 7,100 | 48 |
| Bristow Group (1)(2) | 4,480 | 133 |
| Cal Dive International (1)(2) | 7,125 | 61 |
| Carbo Ceramics (1) | 3,775 | 129 |
| Complete Production Services (1)(2) | 10,100 | 64 |
| Dawson Geophysical (1)(2) | 1,900 | 57 |
| Dresser-Rand (2) | 11,100 | 290 |
| Dril-Quip (2) | 4,700 | 179 |
| Englobal (1)(2) | 10,500 | 52 |
| Exterran (2) | 11,147 | 179 |
| FMC Technologies (2) | 5,700 | 214 |
| Global Industries (1)(2) | 13,170 | 75 |
| Gulf Island Fabrication | 3,800 | 60 |

| | | |
|---|---|---|
| Gulfmark Offshore (2) | 4,000 | 110 |
| Helix Energy Solutions (1)(2) | 19,607 | 213 |
| Helmerich & Payne (1) | 14,520 | 448 |
| Hercules Offshore (1)(2) | 11,831 | 47 |
| Hornbeck Offshore Services (1)(2) | 3,900 | 83 |
| ION Geophysical (2) | 11,200 | 29 |
| Matrix Service (2) | 6,300 | 72 |
| NATCO, Class A (1)(2) | 3,100 | 102 |
| Newpark Resources (2) | 15,100 | 43 |
| Oceaneering International (2) | 7,800 | 353 |
| Oil States International (1)(2) | 7,230 | 175 |
| Omni Energy Services (2) | 21,800 | 46 |
| OYO Geospace (1)(2) | 2,100 | 54 |
| Parker Drilling (2) | 18,800 | 82 |
| Patterson-UTI Energy (1) | 18,637 | 240 |
| Pioneer Drilling (2) | 5,100 | 24 |
| Pride International (2) | 24,880 | 623 |
| RPC (1) | 7,400 | 62 |
| Seacor Holdings (1)(2) | 1,850 | 139 |
| Sulphco (1)(2) | 3,200 | 3 |
| Superior Energy (1)(2) | 11,650 | 201 |
| Superior Well Services (1)(2) | 4,800 | 29 |
| TETRA Technologies (2) | 12,174 | 97 |
| Tidewater (1) | 5,574 | 239 |
| Union Drilling (2) | 8,000 | 53 |
| Unit (1)(2) | 6,700 | 185 |
| | | 5,533 |

**Oil, Gas & Consumable Fuels 3.8%**

| | | |
|---|---|---|
| Adams Resources & Energy (1) | 2,300 | 39 |
| Alon USA Energy | 2,500 | 26 |
| Alpha Natural Resources (2) | 12,200 | 321 |
| Arch Coal (1) | 22,400 | 344 |
| Arena Resources (1)(2) | 8,900 | 283 |

| | | |
|---|---|---|
| Atlas America | 6,850 | 122 |
| ATP Oil & Gas (1)(2) | 5,777 | 40 |
| Berry Petroleum, Class A (1) | 6,580 | 122 |
| Bill Barrett (1)(2) | 5,832 | 160 |
| BPZ Resources (1)(2) | 21,100 | 103 |
| Callon Petroleum (2) | 5,250 | 10 |
| Carrizo Oil & Gas (1)(2) | 7,000 | 120 |
| Cimarex Energy (1) | 12,438 | 353 |
| CNX Gas (2) | 4,200 | 110 |
| Comstock Resources (2) | 6,940 | 229 |
| Concho Resources (1)(2) | 11,500 | 330 |
| Delta Pete (1)(2) | 12,796 | 25 |
| Edge Petroleum (1)(2) | 6,500 | 4 |
| Encore Acquisition (2) | 8,150 | 251 |
| Energy Partners (2) | 6,400 | 2 |
| Exco Resources (1)(2) | 17,700 | 229 |
| Fieldpoint Petroleum (2) | 12,600 | 25 |
| Forest Oil (2) | 14,689 | 219 |
| Foundation Coal Holdings | 6,884 | 194 |
| Frontier Oil | 16,200 | 212 |
| General Maritime | 18,656 | 185 |
| Georesources (2) | 5,050 | 52 |
| GMX Resources (1)(2) | 3,900 | 42 |
| Harvest Natural Resource (2) | 9,716 | 43 |
| HKN (1)(2) | 12,479 | 32 |
| Holly | 6,700 | 120 |
| International Coal (1)(2) | 21,300 | 61 |
| Mariner Energy (1)(2) | 16,328 | 192 |
| Meridian Resource (1)(2) | 9,550 | 3 |
| Newfield Exploration (2) | 18,400 | 601 |
| Pacific Ethanol (2) | 7,500 | 3 |
| Parallel Petroleum (1)(2) | 3,600 | 7 |
| Patriot Coal (1)(2) | 13,300 | 85 |
| Penn Virginia | 6,640 | 109 |

| | | |
|---|---|---|
| Petrohawk Energy (1)(2) | 41,057 | 916 |
| Petroleum Development (1)(2) | 2,600 | 41 |
| PetroQuest Energy (1)(2) | 8,500 | 31 |
| Plains Exploration & Production (1)(2) | 17,119 | 468 |
| Quicksilver Resources (1)(2) | 16,700 | 155 |
| Rosetta Resources (2) | 5,000 | 44 |
| SandRidge Energy (2) | 28,000 | 239 |
| Southern Union | 19,302 | 355 |
| St. Mary Land & Exploration | 9,600 | 200 |
| Stone Energy (2) | 24,712 | 183 |
| Swift Energy (2) | 9,850 | 164 |
| Syntroleum (1)(2) | 6,300 | 14 |
| Ultra Petroleum (2) | 21,560 | 841 |
| Uranium Resources (2) | 3,500 | 5 |
| USEC (1)(2) | 23,550 | 125 |
| W&T Offshore | 7,100 | 69 |
| Warren Resources (2) | 9,200 | 23 |
| Western Refining (1)(2) | 10,400 | 73 |
| Westmoreland Coal (1)(2) | 3,800 | 31 |
| Whiting Petroleum (2) | 7,800 | 274 |
| World Fuel Services (1) | 4,700 | 194 |
| | | 9,853 |
| Total Energy | | 15,386 |

**FINANCIALS 16.3%**

**Capital Markets 2.3%**

| | | |
|---|---|---|
| Apollo Investment | 25,100 | 151 |
| Ares Capital (1) | 17,966 | 145 |
| BGC Partners | 9,400 | 36 |
| BlackRock | 3,210 | 563 |
| Calamos, Class A | 10,400 | 147 |
| Cohen & Steers (1) | 4,300 | 64 |
| Eaton Vance | 18,166 | 486 |

| | | |
|---|---|---|
| FCStone (1)(2) | 5,700 | 22 |
| GAMCO Investors (1) | 2,667 | 129 |
| GFI Group | 16,100 | 108 |
| Greenhill (1) | 4,000 | 289 |
| International Assets (2) | 3,300 | 49 |
| Investment Technology Group (2) | 7,400 | 151 |
| Jefferies Group (2) | 19,200 | 410 |
| KBW (2) | 4,800 | 138 |
| Knight Capital Group (1)(2) | 13,350 | 228 |
| LaBranche & Co. (1)(2) | 15,830 | 68 |
| MCG Capital (2) | 4,500 | 11 |
| optionsXpress Holdings (1) | 8,500 | 132 |
| Piper Jaffray (1)(2) | 2,550 | 111 |
| Raymond James Financial (1) | 17,075 | 294 |
| Sanders Morris Harris Group | 6,400 | 35 |
| SEI Investments | 22,756 | 411 |
| Stifel Financial (1)(2) | 5,350 | 257 |
| SWS Group (1) | 6,299 | 88 |
| TD Ameritrade (2) | 37,368 | 655 |
| Teton Advisors (2) | 39 | — |
| Thomas Weisel Partners (1)(2) | 9,100 | 55 |
| Tradestation (1)(2) | 7,800 | 66 |
| Virtus Investment Partners (2) | 6,334 | 93 |
| Waddell & Reed Financial, Class A (1) | 14,140 | 373 |
| | | 5,765 |
| **Commercial Banks 3.8%** | | |
| 1st Source | 2,866 | 49 |
| Abigail Adams (2) | 3,957 | 10 |
| Amcore Financial (1) | 4,693 | 4 |
| AmericanWest Bancorporation (2) | 6,300 | 4 |
| Arrow Financial (1) | 1,044 | 28 |
| Associated Banc | 17,675 | 221 |
| Banc First (1) | 1,700 | 59 |

| | | |
|---|---|---|
| Bancorp (2) | 6,600 | 40 |
| Bancorp South (1) | 9,975 | 205 |
| BancTrust Financial | 4,000 | 12 |
| Bank of Granite | 9,390 | 28 |
| Bank of Hawaii (1) | 5,966 | 214 |
| Bank of the Ozarks (1) | 2,900 | 63 |
| Banner | 15,214 | 58 |
| BOK Financial (1) | 2,837 | 107 |
| Boston Private Financial (1) | 12,199 | 55 |
| Camden National | 2,200 | 75 |
| Capital City Bank | 4,562 | 77 |
| Capitol Bancorp Limited | 5,900 | 16 |
| Cathay Bancorp (1) | 8,056 | 77 |
| Center Bancorp | 8,383 | 68 |
| Central Pacific Financial (1) | 8,673 | 32 |
| Century Bancorp, Class A | 3,300 | 61 |
| Chemical Financial (1) | 2,661 | 53 |
| Citizens & Northern | 2,222 | 46 |
| Citizens Republic Bancorp (2) | 8,495 | 6 |
| City Bank, Lynwood, Washington | 5,075 | 12 |
| City Holding Company (1) | 2,850 | 86 |
| City National (1) | 4,950 | 182 |
| Cobiz Financial | 6,637 | 43 |
| Colonial BancGroup (1) | 10,300 | 6 |
| Columbia Bancorp | 4,500 | 9 |
| Columbia Banking | 6,650 | 68 |
| Commerce Bancshares (1) | 9,008 | 287 |
| Community Bank (1) | 4,320 | 63 |
| Community Trust Bancorp | 2,775 | 74 |
| Cullen/Frost Bankers (1) | 8,650 | 399 |
| CVB Financial (1) | 9,506 | 57 |
| East West Bancorp (1) | 10,900 | 71 |
| F.N.B. (1) | 12,335 | 76 |
| Farmers Capital Bank | 3,000 | 75 |

| | | |
|---|---|---|
| First Bancorp North Carolina (1) | 3,875 | 61 |
| First Busey (1) | 4,575 | 34 |
| First Citizens BancShares | 670 | 90 |
| First Commonwealth Financial (1) | 10,300 | 65 |
| First Community (1) | 2,500 | 32 |
| First Financial | 1,950 | 62 |
| First Financial Bancorp (1) | 7,972 | 60 |
| First Financial Bankshares (1) | 2,396 | 121 |
| First Merchants (1) | 4,583 | 37 |
| First Midwest Bancorp (1) | 7,693 | 56 |
| First State Bancorporation (2) | 2,300 | 4 |
| First United | 4,211 | 47 |
| FirstBank Puerto Rico | 12,700 | 50 |
| FirstMerit | 10,310 | 175 |
| FNB United | 15,100 | 37 |
| Frontier Financial (1) | 16,150 | 20 |
| Fulton Financial (1) | 20,802 | 108 |
| German American Bancorp | 4,489 | 65 |
| Glacier Bancorp (1) | 8,012 | 118 |
| Great Southern Bancorp | 4,150 | 85 |
| Guaranty Bancorp (2) | 16,200 | 31 |
| Hancock Holding (1) | 3,500 | 114 |
| Hanmi Financial (1) | 6,600 | 12 |
| Harleysville National | 9,771 | 46 |
| Home Bancshares (1) | 3,563 | 68 |
| Horizon Financial | 3,155 | 3 |
| Iberiabank | 2,526 | 100 |
| Independent Bank - MA (1) | 3,050 | 60 |
| Independent Bank - MI (1) | 9,838 | 13 |
| Integra Bank | 5,550 | 6 |
| International Bancshares | 6,702 | 69 |
| Irwin Financial (2) | 18,700 | 13 |
| M & T Bank (1) | 944 | 48 |
| Macatawa Bank (2) | 6,400 | 18 |

| | | |
|---|---|---|
| MB Financial (1) | 4,167 | 42 |
| Merchants Bancshares | 5,800 | 129 |
| Midwest Banc (1) | 3,250 | 2 |
| Nara Bancorp | 5,800 | 30 |
| National Penn Bancshares (1) | 14,035 | 65 |
| NBT Bancorp | 4,380 | 95 |
| NewBridge Bancorp | 7,800 | 16 |
| Northrim Bank | 6,125 | 85 |
| Old National Bancorp | 10,424 | 102 |
| Old Second Bancorp (1) | 2,300 | 14 |
| Oriental Financial (1) | 10,268 | 100 |
| Pacific Capital Bancorp (1) | 7,788 | 17 |
| PacWest Bancorp | 4,050 | 53 |
| Park National | 1,440 | 81 |
| Peapack-Gladstone Financial | 2,150 | 41 |
| Peoples Bancorp (1) | 2,950 | 50 |
| Pinnacle Financial Partners (2) | 4,300 | 57 |
| Popular | 52,790 | 116 |
| Preferred Bank | 6,650 | 25 |
| PrivateBancorp | 5,060 | 113 |
| Prosperity Bancshares | 5,860 | 175 |
| Renasant (1) | 4,252 | 64 |
| Republic Bancorp, Class A | 2,066 | 47 |
| S Y Bancorp (1) | 2,321 | 56 |
| S&T Bancorp (1) | 2,800 | 34 |
| Sandy Spring Bancorp | 4,230 | 62 |
| Seacoast Banking, Class A | 6,450 | 16 |
| Signature Bank (2) | 4,900 | 133 |
| South Financial Group (1) | 12,335 | 15 |
| Southside Bancshares | 5,089 | 116 |
| Southwest Bancorp of Oklahoma | 5,000 | 49 |
| State Bancorp (1) | 4,450 | 34 |
| Sterling Bancorp (1) | 5,285 | 44 |
| Sterling Bancshares | 13,725 | 87 |

| | | |
|---|---|---|
| Sterling Financial | 7,828 | 23 |
| Suffolk Bancorp (1) | 1,850 | 47 |
| Sun Bancorp | 2,864 | 15 |
| Superior Bancorp (2) | 22,775 | 59 |
| Susquehanna Bancshares (1) | 11,600 | 57 |
| SVB Financial (2) | 5,350 | 146 |
| Synovus Financial (1) | 41,700 | 125 |
| TCF Financial (1) | 15,500 | 207 |
| Texas Capital Bancshares (1)(2) | 5,600 | 87 |
| Tompkins Financial (1) | 1,380 | 66 |
| Trico Bancshares (1) | 2,000 | 31 |
| Trustmark | 6,400 | 124 |
| UCBH Holdings (1) | 16,000 | 20 |
| UMB Financial | 3,312 | 126 |
| Umpqua (1) | 8,020 | 62 |
| Union Bankshares (1) | 2,229 | 33 |
| United Bankshares (1) | 4,700 | 92 |
| United Community Banks (1) | 5,442 | 33 |
| Univest | 1,900 | 38 |
| Valley National Bancorp (1) | 19,328 | 226 |
| W Holdings | 10,399 | 148 |
| Washington Trust Bancorp (1) | 3,300 | 59 |
| Webster Financial (1) | 12,910 | 104 |
| WesBanco | 4,275 | 62 |
| West Bancorporation | 7,100 | 35 |
| West Coast Bancorp | 5,970 | 12 |
| WestAmerica (1) | 3,846 | 191 |
| Western Alliance Bancorp (2) | 7,500 | 51 |
| Whitney Holding (1) | 8,262 | 76 |
| Wilmington Trust | 9,925 | 136 |
| Wintrust Financial | 4,250 | 68 |
| | | 9,828 |

| | | |
|---|---|---|
| **Consumer Finance 0.4%** | | |
| Advance America Cash Advance Centers (1) | 7,722 | 34 |
| AmeriCredit (2) | 19,710 | 267 |
| Cash American International | 4,360 | 102 |
| CompuCredit (2) | 10,300 | 24 |
| Dollar Financial (2) | 4,700 | 65 |
| Ezcorp, Class A (1)(2) | 11,100 | 119 |
| First Cash (1)(2) | 6,400 | 112 |
| Nelnet, Class A (2) | 5,022 | 68 |
| QC Holdings | 4,900 | 25 |
| Student Loan (1) | 801 | 30 |
| World Acceptance (2) | 3,400 | 68 |
| | | 914 |
| **Diversified Financial Services 0.3%** | | |
| Asset Acceptance Capital (2) | 4,700 | 36 |
| Asta Funding | 4,800 | 26 |
| Encore Capital (1)(2) | 7,500 | 99 |
| Financial Federal (1) | 3,065 | 63 |
| Interactive Brokers, Class A (1)(2) | 7,900 | 123 |
| MarketAxess Holdings (1)(2) | 7,900 | 75 |
| Newstar Financial (1)(2) | 10,800 | 21 |
| PHH (2) | 8,779 | 160 |
| PICO Holdings (1)(2) | 3,000 | 86 |
| Portfolio Recovery Associates (1)(2) | 2,450 | 95 |
| | | 784 |
| **Insurance 3.4%** | | |
| Alleghany | 895 | 243 |
| American Equity Investment Life (1) | 15,500 | 86 |
| American Financial Group | 11,210 | 242 |
| AmTrust Financial Services | 6,700 | 76 |
| Arthur J. Gallagher (1) | 12,760 | 272 |
| Baldwin & Lyons, Class B (1) | 3,275 | 64 |

| | | |
|---|---|---|
| Brown & Brown (1) | 16,006 | 319 |
| Citizens (1)(2) | 6,433 | 39 |
| CNA Financial (1) | 6,300 | 97 |
| CNA Surety (1)(2) | 3,700 | 50 |
| Crawford, Class B (2) | 13,650 | 66 |
| Delphi Financial, Class A | 8,579 | 167 |
| EMC Insurance Group (1) | 2,703 | 56 |
| Employers Holdings | 6,800 | 92 |
| Erie Indemnity, Class A | 5,600 | 200 |
| Everest Reinsurance Holdings | 9,000 | 644 |
| FBL Financial, Class A | 2,642 | 22 |
| Fidelity National Financial | 32,859 | 445 |
| First American Financial | 13,430 | 348 |
| FPIC Insurance (2) | 2,000 | 61 |
| Hanover Insurance | 8,020 | 306 |
| Harleysville | 3,310 | 93 |
| HCC Insurance Holdings | 18,030 | 433 |
| Hilltop (2) | 8,899 | 106 |
| Horace Mann Educators | 9,210 | 92 |
| Infinity Property & Casualty | 3,200 | 117 |
| Kansas City Life Insurance | 1,380 | 37 |
| Markel (1)(2) | 1,473 | 415 |
| Meadowbrook Insurance | 11,482 | 75 |
| Mercury General | 5,293 | 177 |
| National Financial Partners (1) | 10,962 | 80 |
| National Interstate (1) | 3,800 | 58 |
| National Western Life (1) | 560 | 65 |
| Navigators (2) | 1,650 | 73 |
| Odyssey Re | 5,100 | 204 |
| Old Republic International | 32,468 | 320 |
| OneBeacon Insurance Group, Class A | 4,600 | 54 |
| Phoenix Companies (2) | 18,699 | 31 |
| PMA Capital, Class A (1)(2) | 6,100 | 28 |
| Presidential Life | 5,100 | 39 |

| | | |
|---|---|---|
| ProAssurance (2) | 5,370 | 248 |
| Reinsurance Group of America | 10,620 | 371 |
| RLI (1) | 2,600 | 116 |
| Safety Insurance | 3,715 | 114 |
| Seabright Insurance (2) | 8,500 | 86 |
| Selective Insurance (1) | 7,400 | 94 |
| StanCorp Financial | 7,300 | 209 |
| State Auto Financial | 2,970 | 52 |
| Stewart Information Services (1) | 3,380 | 48 |
| Tower Group (1) | 7,200 | 178 |
| United Fire & Casualty | 3,600 | 62 |
| Unitrin | 6,550 | 79 |
| W. R. Berkley (1) | 19,372 | 416 |
| White Mountains Insurance Group (1) | 767 | 176 |
| Zenith National | 4,034 | 88 |
| | | 8,729 |
| **Real Estate Investment Trusts (REITs) 4.6%** | | |
| Acadia Realty Trust, REIT | 6,250 | 82 |
| Agree Realty, REIT (1) | 2,300 | 42 |
| Alexanders, REIT | 330 | 89 |
| Alexandria Real Estate, REIT (1) | 5,820 | 208 |
| AMB Property, REIT (1) | 19,404 | 365 |
| American Campus Communities, REIT (1) | 5,526 | 123 |
| Ashford Hospitality Trust, REIT (1) | 2,900 | 8 |
| BioMed Realty Trust, REIT (1) | 15,000 | 153 |
| Brandywine Realty Trust, REIT (1) | 19,443 | 145 |
| BRE Properties, Class A, REIT | 7,250 | 172 |
| Camden Property Trust, REIT | 7,800 | 215 |
| Colonial Properties Trust, REIT (1) | 12,541 | 93 |
| Corporate Office Properties Trust, REIT (1) | 7,100 | 208 |
| Cousins Properties, REIT | 7,847 | 67 |
| DCT Industrial Trust, REIT (1) | 26,900 | 110 |
| DiamondRock Hospitality, REIT (1) | 21,600 | 135 |

| | | |
|---|---|---|
| Digital Realty Trust, REIT (1) | 12,500 | 448 |
| Douglas Emmett, REIT (1) | 18,300 | 165 |
| Duke Realty, REIT (1) | 31,661 | 278 |
| EastGroup Properties, REIT | 3,850 | 127 |
| Entertainment Properties, REIT | 4,680 | 96 |
| Equity Lifestyle Properties, REIT (1) | 4,170 | 155 |
| Equity One, REIT (1) | 3,576 | 47 |
| Essex Property Trust, REIT (1) | 3,550 | 221 |
| Extra Space Storage, REIT (1) | 12,000 | 100 |
| Federal Realty Investment Trust, REIT (1) | 8,590 | 443 |
| First Industrial Realty, REIT (1) | 14,900 | 65 |
| Franklin Street Properties, REIT | 7,900 | 105 |
| Getty Realty, REIT (1) | 2,760 | 52 |
| Glimcher Realty Trust, REIT | 4,860 | 14 |
| Gramercy Capital, REIT (1)(2) | 10,901 | 18 |
| Healthcare Realty Trust, REIT (1) | 7,280 | 123 |
| Hersha Hospitality Trust, REIT (1) | 10,800 | 27 |
| Highwoods Properties, REIT | 9,213 | 206 |
| Home Properties of New York, REIT (1) | 4,290 | 146 |
| Hospitality Properties Trust, REIT | 14,350 | 171 |
| HRPT Properties Trust, REIT (1) | 30,700 | 125 |
| Inland Real Estate, REIT (1) | 9,400 | 66 |
| Investors Real Estate Trust, REIT | 9,950 | 88 |
| Kilroy Realty, REIT (1) | 4,520 | 93 |
| Kite Realty Group Trust, REIT (1) | 25,800 | 75 |
| LaSalle Hotel Properties, REIT (1) | 10,000 | 123 |
| Lexington Realty Trust, REIT (1) | 12,638 | 43 |
| Liberty Property Trust, REIT | 13,833 | 319 |
| LTC Properties, REIT | 5,050 | 103 |
| Macerich, REIT (1) | 14,847 | 261 |
| Mack-Cali Realty, REIT (1) | 9,434 | 215 |
| Maguire Properties, REIT (1)(2) | 12,080 | 10 |
| MHI Hospitality, REIT | 14,300 | 20 |
| Mid-America Apartment Communities, REIT (1) | 3,630 | 133 |

| | | |
|---|---|---|
| Mission West Properties, REIT | 6,240 | 43 |
| Monmouth, Class A, REIT (1) | 16,700 | 98 |
| National Retail Properties, REIT (1) | 10,130 | 176 |
| National Health Investors, REIT | 4,920 | 131 |
| Nationwide Health Properties, REIT | 14,560 | 375 |
| Omega Healthcare Investors, REIT (1) | 12,650 | 196 |
| Parkway Properties, REIT | 4,500 | 58 |
| Pennsylvania, REIT (1) | 7,531 | 38 |
| Pittsburgh & West Virginia Railroad, REIT | 9,638 | 99 |
| PMC Commercial Trust, REIT | 3,088 | 20 |
| Post Properties, REIT (1) | 6,200 | 83 |
| Potlatch, REIT (1) | 5,232 | 127 |
| PS Business Parks, REIT | 2,500 | 121 |
| Ramco-Gershenson Properties, REIT | 6,100 | 61 |
| Rayonier, REIT | 11,434 | 416 |
| Realty Income, REIT | 15,500 | 340 |
| Regency Centers, REIT (1) | 11,186 | 391 |
| Saul Centers, REIT | 2,750 | 81 |
| Senior Housing Properties, REIT | 19,014 | 310 |
| SL Green Realty, REIT | 11,981 | 275 |
| Sovran Self Storage, REIT | 3,200 | 79 |
| Sun Communities, REIT | 6,350 | 88 |
| Sunstone Hotel Investors, REIT (1) | 15,394 | 82 |
| Tanger Factory Outlet Centers, REIT (1) | 5,640 | 183 |
| Taubman Centers, REIT (1) | 8,600 | 231 |
| U Store It, REIT | 9,600 | 47 |
| UDR, REIT (1) | 22,081 | 228 |
| Universal Health Realty Income Trust, REIT | 2,350 | 74 |
| Urstadt Biddle Properties, Class A, REIT (1) | 6,300 | 89 |
| Washington Real Estate Investment Trust, REIT (1) | 6,300 | 141 |
| Weingarten Realty Investors, REIT (1) | 15,340 | 223 |
| | | 11,800 |

| | | |
|---|---|---|
| **Real Estate Management & Development 0.4%** | | |
| Avatar Holdings (2) | 1,800 | 33 |
| Forest City Enterprises, Class A | 25,030 | 165 |
| Jones Lang LaSalle (1) | 5,310 | 174 |
| Maui Land & Pineapple (1)(2) | 12,861 | 99 |
| Reis (2) | 8,100 | 31 |
| St. Joe (2) | 12,370 | 328 |
| Tejon Ranch (2) | 2,870 | 76 |
| Thomas Properties (1) | 4,900 | 8 |
| | | 914 |
| **Thrifts & Mortgage Finance 1.1%** | | |
| Abington Bancorp | 6,400 | 51 |
| Ameriana Bancorp | 4,460 | 19 |
| Anchor Bancorp Wisconsin (1) | 5,980 | 8 |
| Astoria Financial (1) | 11,221 | 96 |
| Bank Mutual | 9,961 | 87 |
| BankAtlantic Bancorp, Class A | 13,950 | 54 |
| BankUnited Financial (2) | 4,670 | — |
| Brookline Bancorp (1) | 8,429 | 79 |
| Camco | 4,900 | 12 |
| Capitol Federal Financial | 5,226 | 200 |
| Citizens First Bancorp (2) | 6,703 | 5 |
| Clifton Savings Bancorp | 2,300 | 25 |
| Cooperative Bankshares (2) | 2,675 | — |
| CORUS Bankshares (2) | 6,000 | 2 |
| Dime Community Bancshares | 6,400 | 58 |
| Federal Agricultural Mortgage (1) | 17,200 | 83 |
| First Federal Bancshares of Arkansas (1) | 11,200 | 44 |
| First Financial (1) | 3,250 | 31 |
| First Niagara Financial (1) | 16,517 | 189 |
| First Place Financial (1) | 2,749 | 9 |
| Flagstar Bancorp (2) | 6,000 | 4 |
| Flushing Financial | 8,125 | 76 |

| | | |
|---|---|---|
| Indiana Community Bancorp | 1,700 | 22 |
| Kearny Financial (1) | 4,300 | 49 |
| Nasb Financial (1) | 2,356 | 67 |
| New Hampshire Thrift (1) | 2,980 | 29 |
| New York Community Bancorp (1) | 48,837 | 522 |
| NewAlliance Bancshares (1) | 16,450 | 189 |
| Northwest Bancorp | 3,680 | 69 |
| OceanFirst Financial | 4,350 | 52 |
| Ocwen Financial (2) | 8,730 | 113 |
| Peoples Community Bancorp (2) | 2,600 | 2 |
| Provident Financial Services | 9,118 | 83 |
| Provident New York Bancorp | 7,302 | 59 |
| Radian (1) | 6,658 | 18 |
| Riverview Bancorp | 7,600 | 23 |
| TFS Financial (1) | 14,100 | 150 |
| TierOne (2) | 2,000 | 4 |
| Triad Guaranty (2) | 16,350 | 11 |
| Trustco Bank (1) | 8,450 | 50 |
| United Community Financial | 5,654 | 6 |
| Washington Federal (1) | 12,768 | 166 |
| WSFS Financial (1) | 1,950 | 53 |
| | | 2,869 |
| Total Financials | | 41,603 |

**HEALTH CARE 12.5%**

**Biotechnology 3.0%**

| | | |
|---|---|---|
| Acadia Pharmaceuticals (1)(2) | 8,500 | 19 |
| Acorda Therapeutics (2) | 11,400 | 321 |
| Alexion Pharmaceutical (1)(2) | 14,000 | 576 |
| Alkermes (2) | 17,000 | 184 |
| Alnylam Pharmaceuticals (1)(2) | 7,300 | 163 |
| Altus Pharmaceuticals (1)(2) | 7,000 | 3 |
| ARCA BioPharma (1)(2) | 17,965 | 57 |

| | | |
|---|---|---|
| Arena Pharmaceuticals (2) | 14,600 | 73 |
| Ariad Pharmaceuticals (2) | 17,500 | 28 |
| Arqule (1)(2) | 14,800 | 91 |
| Array BioPharma (2) | 11,200 | 35 |
| Aspenbio Pharma (2) | 11,200 | 30 |
| AVI BioPharma (1)(2) | 8,500 | 13 |
| BioCryst Pharmaceuticals (2) | 14,100 | 57 |
| BioMarin Pharmaceutical (2) | 17,390 | 271 |
| BioSphere Medical (1)(2) | 6,000 | 14 |
| Cell Genesys (2) | 19,000 | 6 |
| Cepheid (1)(2) | 10,900 | 103 |
| Cornerstone Therapeutics (2) | 4,720 | 52 |
| Cubist Pharmaceuticals (1)(2) | 9,700 | 178 |
| Cytokinetics (1)(2) | 11,200 | 32 |
| Dendreon (2) | 16,960 | 421 |
| Dyax (1)(2) | 9,800 | 21 |
| Dynavax Technologies (2) | 15,300 | 20 |
| Facet Biotech (2) | 6,692 | 62 |
| Geron (1)(2) | 16,850 | 129 |
| Halozyme Therapeutics (2) | 20,800 | 145 |
| Human Genome Sciences (1)(2) | 19,700 | 56 |
| Incyte (1)(2) | 15,960 | 52 |
| InterMune (2) | 5,570 | 85 |
| Isis Pharmaceuticals (1)(2) | 18,480 | 305 |
| Keryx Biopharmaceuticals (2) | 13,500 | 12 |
| Lexicon Pharmaceuticals (2) | 7,100 | 9 |
| Ligand Pharmaceuticals, Class B (2) | 8,920 | 26 |
| Mannkind (1)(2) | 13,000 | 108 |
| Martek Biosciences (2) | 5,500 | 116 |
| Medarex (1)(2) | 19,900 | 166 |
| Momenta Pharmaceuticals (2) | 7,800 | 94 |
| Myriad Genetics (1)(2) | 16,380 | 584 |
| Neurogen (2) | 9,100 | 2 |
| New Abraxis BioScience (2) | 2,375 | 88 |

| | | |
|---|---|---|
| Novavax (1)(2) | 9,500 | 31 |
| ONYX Pharmaceuticals (2) | 10,050 | 284 |
| OSI Pharmaceuticals (1)(2) | 10,900 | 308 |
| Progenics Pharmaceuticals (1)(2) | 11,900 | 61 |
| Regeneron Pharmaceuticals (1)(2) | 10,050 | 180 |
| Rigel Pharmaceuticals (2) | 8,300 | 101 |
| Sangamo BioSciences (2) | 9,600 | 47 |
| Savient Pharmaceuticals (1)(2) | 11,100 | 154 |
| Seattle Genetics (2) | 13,820 | 134 |
| Senomyx (2) | 13,200 | 28 |
| StemCells (2) | 8,300 | 14 |
| Telik (2) | 22,400 | 19 |
| Theravance (2) | 10,800 | 158 |
| United Therapeutics (1)(2) | 3,400 | 283 |
| Vanda Pharmaceuticals (2) | 7,500 | 88 |
| Vertex Pharmaceuticals (2) | 27,000 | 962 |
| Xoma (1)(2) | 8,700 | 7 |
| Zymogenetics (2) | 8,600 | 40 |
| | | 7,706 |

**Health Care Equipment & Supplies 3.2%**

| | | |
|---|---|---|
| Abaxis (1)(2) | 4,500 | 92 |
| AbioMed (1)(2) | 6,100 | 54 |
| Accuray (1)(2) | 10,700 | 71 |
| Align Technology (2) | 11,930 | 126 |
| American Medical Systems (2) | 12,300 | 194 |
| Analogic | 2,480 | 92 |
| Angiodynamics (2) | 5,132 | 68 |
| Aspect Medical (2) | 7,150 | 42 |
| Beckman Coulter | 8,592 | 491 |
| Biolase Technology (1)(2) | 13,300 | 22 |
| Candela Laser (2) | 8,300 | 9 |
| Cerus (2) | 9,970 | 10 |
| Conceptus (1)(2) | 7,500 | 127 |

| | | |
|---|---|---|
| Conmed (2) | 3,950 | 61 |
| Cooper Companies | 6,361 | 157 |
| CryoLife (2) | 10,750 | 60 |
| Cyberonics (1)(2) | 4,700 | 78 |
| Digirad (2) | 8,200 | 10 |
| Edwards Lifesciences (1)(2) | 8,650 | 588 |
| Endologix (2) | 6,000 | 20 |
| EV3 (2) | 14,742 | 158 |
| Exactech (1)(2) | 1,700 | 25 |
| Gen-Probe (1)(2) | 7,320 | 315 |
| Greatbatch (2) | 3,350 | 76 |
| Haemonetics (1)(2) | 3,800 | 217 |
| Hill-Rom (1) | 10,450 | 170 |
| Hologic (1)(2) | 37,154 | 529 |
| ICU Medical (1)(2) | 2,200 | 91 |
| IDEXX Laboratories (1)(2) | 8,500 | 393 |
| Immucor (2) | 11,268 | 155 |
| Integra LifeSciences (2) | 3,700 | 98 |
| Invacare | 4,700 | 83 |
| Inverness Medical Innovations (1)(2) | 11,560 | 411 |
| Kensey Nash (2) | 2,900 | 76 |
| Kinetic Concepts (1)(2) | 8,150 | 222 |
| Medical Action Industries (2) | 3,450 | 40 |
| Meridian Bioscience (1) | 6,075 | 137 |
| Merit Medical (2) | 5,525 | 90 |
| National Dentex (2) | 4,600 | 30 |
| NMT Medical (2) | 7,600 | 17 |
| NuVasive (1)(2) | 5,800 | 259 |
| OraSure Technologies (1)(2) | 7,775 | 19 |
| Otix Global (2) | 8,700 | 7 |
| Palomar Medical Technologies (1)(2) | 6,200 | 91 |
| Quidel (1)(2) | 6,400 | 93 |
| ResMed (2) | 10,800 | 440 |
| RTI Biologics (2) | 6,200 | 27 |

| | | |
|---|---|---|
| SonoSite (1)(2) | 4,350 | 87 |
| Spectranetics (2) | 9,200 | 45 |
| Steris | 8,991 | 234 |
| SurModics (2) | 3,250 | 74 |
| Symmetry Medical (2) | 7,400 | 69 |
| Synovis Life Technologies (2) | 4,100 | 85 |
| Teleflex | 5,630 | 252 |
| Theragenics (2) | 8,600 | 11 |
| Thoratec (1)(2) | 8,552 | 229 |
| Volcano (2) | 6,300 | 88 |
| West Pharmaceutical Services | 4,780 | 167 |
| Wright Medical Group (2) | 5,800 | 94 |
| Zoll Medical (2) | 5,300 | 103 |
| | | 8,179 |
| **Health Care Providers & Services 2.8%** | | |
| Air Methods (2) | 2,200 | 60 |
| Alliance Health Care (2) | 6,200 | 45 |
| Amedisys (1)(2) | 4,000 | 132 |
| AMERIGROUP (2) | 7,780 | 209 |
| AMN Healthcare Services (2) | 7,805 | 50 |
| AmSurg, Class A (2) | 4,900 | 105 |
| Assisted Living Concepts, Class A (2) | 2,080 | 30 |
| Bioscrip (2) | 6,900 | 41 |
| Brookdale Senior Living | 12,600 | 123 |
| Capital Senior Living (1)(2) | 4,300 | 20 |
| Catalyst Health Solutions (2) | 6,000 | 150 |
| Centene (2) | 6,500 | 130 |
| Chemed | 3,800 | 150 |
| Community Health System (2) | 14,122 | 357 |
| CorVel (1)(2) | 2,375 | 54 |
| Cross Country Healthcare (1)(2) | 4,780 | 33 |
| Emeritus (1)(2) | 5,200 | 69 |
| Five Star Quality Care (2) | 13,000 | 25 |

| | | |
|---|---|---|
| Gentiva Health Services (1)(2) | 5,050 | 83 |
| Hanger Orthopedic (1)(2) | 5,450 | 74 |
| Health Net (1)(2) | 15,930 | 248 |
| HealthSouth (1)(2) | 15,800 | 228 |
| Healthspring (2) | 9,700 | 105 |
| Healthways (2) | 7,141 | 96 |
| Henry Schein (2) | 12,400 | 595 |
| HMS Holdings (1)(2) | 4,700 | 191 |
| Hooper Holmes (2) | 7,650 | 3 |
| inVentiv Health (2) | 5,600 | 76 |
| Kindred Healthcare (2) | 5,414 | 67 |
| Landauer | 1,400 | 86 |
| LCA-Vision (2) | 3,050 | 13 |
| LHC Group (1)(2) | 2,400 | 53 |
| LifePoint Hospitals (1)(2) | 8,030 | 211 |
| Lincare Holdings (1)(2) | 12,355 | 291 |
| Magellan Health Services (2) | 6,200 | 203 |
| Medcath (2) | 5,750 | 68 |
| Mednax (1)(2) | 7,300 | 308 |
| Molina Healthcare (1)(2) | 2,500 | 60 |
| National Healthcare | 1,277 | 48 |
| Nighthawk Radiology (2) | 12,800 | 47 |
| Odyssey Healthcare (2) | 7,087 | 73 |
| Omnicare (1) | 13,716 | 353 |
| Owens & Minor (1) | 7,200 | 316 |
| PDI (2) | 11,100 | 46 |
| PharMerica (1)(2) | 5,559 | 109 |
| PSS World Medical (1)(2) | 8,790 | 163 |
| Psychiatric Solutions (1)(2) | 8,900 | 202 |
| RadNet (2) | 9,000 | 20 |
| RehabCare (2) | 4,100 | 98 |
| Res-Care (2) | 4,500 | 64 |
| Sun Healthcare (2) | 8,200 | 69 |
| Sunrise Senior Living (2) | 5,800 | 10 |

| | | |
|---|---|---|
| U.S. Physical Therapy (2) | 3,000 | 44 |
| Universal American Financial (1)(2) | 7,040 | 61 |
| Universal Health Services | 6,847 | 334 |
| VCA Antech (1)(2) | 12,100 | 323 |
| | | 7,222 |
| **Health Care Technology 0.6%** | | |
| Allscripts Misys Healthcare Solution | 18,400 | 292 |
| Cerner (2) | 9,560 | 595 |
| Computer Programs & Systems (1) | 3,600 | 138 |
| Eclipsys (2) | 7,500 | 133 |
| HealthStream (2) | 9,900 | 25 |
| Merge Healthcare (2) | 10,600 | 45 |
| Omnicell (2) | 6,320 | 68 |
| Phase Forward (2) | 6,400 | 97 |
| Quality Systems (1) | 2,700 | 154 |
| | | 1,547 |
| **Life Sciences Tools & Services 1.7%** | | |
| Accelrys (2) | 7,410 | 44 |
| Albany Molecular Research (2) | 6,810 | 57 |
| AMAG Pharmaceuticals (1)(2) | 3,300 | 180 |
| Bio-Rad Laboratories, Class A (2) | 2,700 | 204 |
| Bruker (2) | 11,650 | 108 |
| Caliper Life Sciences (2) | 12,050 | 21 |
| Cambrex (2) | 9,710 | 40 |
| Charles River Laboratories International (1)(2) | 9,300 | 314 |
| Clinical Data (2) | 493 | 5 |
| CombiMatrix (2) | 6,100 | 43 |
| Covance (2) | 9,112 | 448 |
| Dionex (1)(2) | 2,700 | 165 |
| Enzo Biochem (1)(2) | 9,585 | 42 |
| Exelixis (1)(2) | 16,090 | 78 |
| Harvard Bioscience (1)(2) | 10,800 | 43 |

| | | |
|---|---|---|
| Illumina (1)(2) | 20,300 | 790 |
| Luminex (1)(2) | 7,200 | 134 |
| Mettler-Toledo International (2) | 5,800 | 447 |
| Nektar Therapeutics (1)(2) | 18,600 | 121 |
| Parexel International (2) | 8,880 | 128 |
| Pharmaceutical Product Development | 16,822 | 391 |
| Techne | 5,200 | 332 |
| Varian (2) | 3,700 | 146 |
| | | 4,281 |

**Pharmaceuticals 1.2%**

| | | |
|---|---|---|
| Adolor (2) | 12,800 | 23 |
| Akorn (1)(2) | 2,900 | 4 |
| Alexza Pharmaceuticals (1)(2) | 9,300 | 22 |
| Auxilium Pharmaceuticals (1)(2) | 6,900 | 217 |
| Columbia Laboratories (1)(2) | 5,600 | 6 |
| CPEX Pharmaceuticals (2) | 10,757 | 107 |
| Cypress Biosciences (2) | 8,200 | 77 |
| Durect (2) | 19,600 | 47 |
| Endo Pharmaceutical (1)(2) | 16,819 | 301 |
| Inspire Pharmaceuticals (2) | 14,750 | 82 |
| K-V Pharmaceutical, Class A (1)(2) | 5,450 | 18 |
| MDRNA (2) | 2,200 | 3 |
| Medicines Company (2) | 10,290 | 86 |
| Medicis Pharmaceutical, Class A | 7,500 | 122 |
| Myriad Pharmaceuticals (2) | 4,095 | 19 |
| Noven Pharmaceuticals (2) | 5,153 | 74 |
| Pain Therapeutics (1)(2) | 9,400 | 50 |
| Par Pharmaceutical (2) | 8,494 | 129 |
| Penwest Pharmaceuticals (1)(2) | 34,700 | 99 |
| Perrigo | 11,265 | 313 |
| Salix Pharmaceuticals (2) | 9,273 | 92 |
| Santarus (2) | 12,000 | 34 |
| Sepracor (2) | 17,449 | 302 |

| | | |
|---|---|---|
| Valeant Pharmaceuticals (1)(2) | 12,810 | 329 |
| ViroPharma (2) | 18,200 | 108 |
| Vivus (1)(2) | 16,800 | 102 |
| Xenoport (1)(2) | 5,700 | 132 |
| | | 2,898 |
| Total Health Care | | 31,833 |

## INDUSTRIALS & BUSINESS SERVICES 14.0%

**Aerospace & Defense 1.3%**

| | | |
|---|---|---|
| AAR (1)(2) | 5,600 | 90 |
| Alliant Techsystems (2) | 3,500 | 288 |
| Allied Defense (1)(2) | 8,100 | 36 |
| American Science Engineering | 1,700 | 118 |
| Applied Energetics (2) | 7,300 | 4 |
| Applied Signal Technology | 4,250 | 108 |
| Argon ST (2) | 2,600 | 53 |
| BE Aerospace (2) | 15,650 | 225 |
| Ceradyne (2) | 4,200 | 74 |
| Cubic | 2,700 | 97 |
| Curtiss-Wright | 6,200 | 184 |
| Ducommun | 3,100 | 58 |
| Esterline Technologies (2) | 4,190 | 113 |
| GenCorp (2) | 10,510 | 20 |
| HEICO (1) | 3,800 | 138 |
| Hexcel (2) | 15,500 | 148 |
| Innovative Solutions & Support (2) | 10,800 | 48 |
| Ladish (2) | 4,600 | 60 |
| Moog, Class A (1)(2) | 6,730 | 174 |
| Orbital Sciences (2) | 7,770 | 118 |
| SAIC (1)(2) | 25,900 | 480 |
| Spirit Aerosystems, Class A (2) | 15,900 | 218 |
| Sypris Solutions | 6,200 | 8 |
| Taser International (2) | 18,860 | 86 |

| | | |
|---|---|---|
| Teledyne Technologies (2) | 5,600 | 183 |
| Transdigm Group (1)(2) | 5,200 | 188 |
| Triumph | 2,550 | 102 |
| | | 3,419 |
| **Air Freight & Logistics 0.1%** | | |
| Forward Air | 4,185 | 89 |
| Hub Group, Class A (1)(2) | 6,800 | 140 |
| Pacer International (1) | 4,280 | 10 |
| Park Ohio (2) | 2,800 | 10 |
| | | 249 |
| **Airlines 0.6%** | | |
| AirTran (1)(2) | 23,830 | 147 |
| Alaska Air (2) | 7,750 | 142 |
| AMR (1)(2) | 49,010 | 197 |
| Continental Airlines, Class B (1)(2) | 21,840 | 193 |
| Delta Air Lines (1)(2) | 110,250 | 638 |
| ExpressJet (1)(2) | 1,176 | 2 |
| Mesa Air (2) | 11,721 | 1 |
| Pinnacle Airlines (2) | 4,600 | 13 |
| Republic Airways (1)(2) | 11,300 | 74 |
| SkyWest | 11,730 | 120 |
| UAL (1)(2) | 1,800 | 6 |
| US Airways (1)(2) | 22,256 | 54 |
| | | 1,587 |
| **Building Products 0.5%** | | |
| AAON | 3,272 | 65 |
| Advanced Environmental Recycling Tech, Class A (2) | 4,000 | 1 |
| American Woodmark | 2,480 | 59 |
| Ameron International (1) | 1,200 | 81 |
| Apogee Enterprises (1) | 5,500 | 68 |
| Armstrong Worldwide Industries (1)(2) | 2,500 | 41 |
| Gibraltar Industries | 4,225 | 29 |

| | | |
|---|---|---|
| Griffon (1)(2) | 7,500 | 63 |
| Lennox International (1) | 6,890 | 221 |
| NCI Building Systems (1)(2) | 6,550 | 17 |
| Owens Corning (1)(2) | 13,100 | 168 |
| Quanex Building Products | 6,140 | 69 |
| Simpson Manufacturing (1) | 5,600 | 121 |
| Trex (1)(2) | 3,000 | 40 |
| Universal Forest Products (1) | 3,190 | 106 |
| USG (2) | 12,650 | 127 |
| | | 1,276 |
| **Commercial Services & Supplies 1.9%** | | |
| A. T. Cross, Class A (1)(2) | 4,800 | 19 |
| ABM Industries (1) | 5,550 | 100 |
| Acco Brands (2) | 6,600 | 19 |
| American Reprographics (2) | 6,000 | 50 |
| ATC Technology (2) | 2,900 | 42 |
| Bowne | 24,907 | 162 |
| Brinks | 6,049 | 176 |
| Casella Waste, Class A (2) | 8,075 | 16 |
| Cenveo (2) | 7,300 | 31 |
| Clean Harbor (1)(2) | 3,600 | 194 |
| Consolidated Graphics (2) | 1,100 | 19 |
| Copart (2) | 9,800 | 340 |
| Cornell Companies (2) | 2,800 | 45 |
| Corrections Corporation of America (2) | 16,500 | 280 |
| Courier (1) | 2,400 | 37 |
| Covanta (2) | 19,704 | 334 |
| Deluxe | 7,828 | 100 |
| Ecology & Environment, Class A | 8,005 | 114 |
| Ennis Business Forms | 4,757 | 59 |
| Fuel Tech (1)(2) | 4,900 | 48 |
| G & K Services, Class A | 3,070 | 65 |
| GEO (2) | 7,200 | 134 |

| | | |
|---|---|---|
| GeoEye (1)(2) | 4,100 | 97 |
| Healthcare Services (1) | 5,800 | 104 |
| Herman Miller | 8,450 | 130 |
| HNI | 7,080 | 128 |
| ICT Group (1)(2) | 4,500 | 39 |
| IHS, Class A (1)(2) | 8,000 | 399 |
| Innerworkings (2) | 8,800 | 42 |
| Interface, Class A | 8,600 | 53 |
| Kimball International, Class B | 6,690 | 42 |
| Knoll | 6,100 | 46 |
| M & F Worldwide (1)(2) | 3,800 | 76 |
| McGrath RentCorp | 3,000 | 57 |
| Mine Safety Appliances | 4,900 | 118 |
| Mobile Mini (1)(2) | 6,200 | 91 |
| Multi-Color | 3,912 | 48 |
| PRG-Schultz International (1)(2) | 3,100 | 8 |
| Rollins | 6,912 | 120 |
| Standard Register | 6,100 | 20 |
| Steelcase, Class A (1) | 7,459 | 43 |
| Superior Uniform | 2,253 | 16 |
| Sykes Enterprises (1)(2) | 6,100 | 110 |
| Tetra Tech (2) | 8,850 | 254 |
| TRC (2) | 12,700 | 51 |
| United Stationers (1)(2) | 3,173 | 111 |
| Viad | 2,677 | 46 |
| Waste Connections (1)(2) | 11,325 | 293 |
| | | 4,926 |

**Construction & Engineering 1.2%**

| | | |
|---|---|---|
| Aecom Technology (1)(2) | 15,300 | 490 |
| Dycom Industries (2) | 5,763 | 64 |
| EMCOR (2) | 9,360 | 188 |
| Furmanite (2) | 8,700 | 39 |
| Granite Construction (1) | 4,600 | 153 |

| | | |
|---|---|---|
| Insituform Technologies (2) | 5,450 | 92 |
| KBR (1) | 23,700 | 437 |
| Layne Christensen (1)(2) | 3,000 | 61 |
| Mastec (1)(2) | 9,750 | 114 |
| Michael Baker (2) | 2,200 | 93 |
| Northwest Pipe (1)(2) | 2,000 | 70 |
| Pike Electric (1)(2) | 4,200 | 51 |
| Shaw (2) | 12,050 | 330 |
| Sterling Construction (1)(2) | 4,700 | 72 |
| Tutor Perini (1)(2) | 6,000 | 104 |
| URS (1)(2) | 12,400 | 614 |
| | | 2,972 |

**Electrical Equipment 1.4%**

| | | |
|---|---|---|
| A.O. Smith (1) | 3,360 | 110 |
| Acuity Brands (1) | 5,450 | 153 |
| American Superconductor (1)(2) | 7,900 | 207 |
| AMETEK | 14,500 | 501 |
| Baldor Electric (1) | 7,540 | 179 |
| Belden | 7,863 | 131 |
| Brady, Class A | 7,600 | 191 |
| BTU International (2) | 8,300 | 44 |
| Chase | 4,200 | 50 |
| Encore Wire | 3,175 | 68 |
| Energy Conversion Devices (1)(2) | 9,700 | 137 |
| Evergreen Solar (2) | 21,700 | 47 |
| Franklin Electric (1) | 2,900 | 75 |
| FuelCell Energy (2) | 20,950 | 88 |
| General Cable (2) | 7,400 | 278 |
| GrafTech International (2) | 20,250 | 229 |
| Hubbell, Class B | 8,133 | 261 |
| II-VI (2) | 4,500 | 100 |
| LSI Industries | 3,425 | 19 |
| Medis Technologies (1)(2) | 12,200 | 6 |

| | | |
|---|---|---|
| Plug Power (1)(2) | 9,700 | 9 |
| Powell Industries (2) | 1,600 | 59 |
| Power-One (1)(2) | 7,600 | 11 |
| Regal-Beloit | 4,400 | 175 |
| Thomas & Betts (2) | 7,376 | 213 |
| Ultralife (1)(2) | 4,500 | 32 |
| Valence Technology (2) | 7,088 | 13 |
| Vicor (1) | 2,400 | 17 |
| Woodward Governor | 8,200 | 162 |
| | | 3,565 |

**Industrial Conglomerates 0.7%**

| | | |
|---|---|---|
| Carlisle Companies (1) | 11,120 | 267 |
| McDermott International (2) | 34,750 | 706 |
| Otter Tail | 4,750 | 104 |
| Roper Industries | 13,226 | 599 |
| Seaboard (1) | 49 | 55 |
| Tredegar | 3,600 | 48 |
| | | 1,779 |

**Machinery 3.5%**

| | | |
|---|---|---|
| 3-D Systems (2) | 4,700 | 34 |
| Actuant, Class A (1) | 9,820 | 120 |
| AGCO (2) | 12,950 | 376 |
| Albany International | 5,303 | 60 |
| Astec Industries (2) | 3,200 | 95 |
| Barnes (1) | 9,400 | 112 |
| Blount International (2) | 9,877 | 85 |
| Briggs & Stratton (1) | 7,000 | 93 |
| Bucyrus International, Class A | 11,198 | 320 |
| Cascade | 1,750 | 28 |
| Clarcor | 7,440 | 217 |
| Columbus McKinnon (2) | 3,900 | 49 |
| Commercial Vehicle (2) | 4,300 | 6 |

| | | |
|---|---|---|
| Crane | 9,341 | 208 |
| Donaldson | 11,171 | 387 |
| Dynamic Materials (1) | 4,900 | 94 |
| EnPro Industries (2) | 4,050 | 73 |
| ESCO Technologies (1)(2) | 3,540 | 159 |
| Federal Signal | 10,800 | 83 |
| Freightcar America (1) | 1,900 | 32 |
| Gardner Denver Machinery (2) | 9,100 | 229 |
| Graco | 10,475 | 231 |
| Graham (1) | 5,850 | 78 |
| Greenbrier Companies | 7,000 | 50 |
| Harsco | 12,360 | 350 |
| Hurco Companies (1)(2) | 2,900 | 45 |
| IDEX | 11,255 | 277 |
| John Bean Technologies (1) | 6,572 | 82 |
| Joy Global | 16,487 | 589 |
| Kaydon (1) | 5,570 | 181 |
| Kennametal (1) | 10,800 | 207 |
| Lincoln Electric Holdings (1) | 6,090 | 219 |
| Lindsay (1) | 2,950 | 98 |
| Met-Pro | 4,669 | 51 |
| Middleby (2) | 2,931 | 129 |
| Mueller Industries | 4,900 | 102 |
| Mueller Water Products | 20,243 | 76 |
| NACCO Industries | 900 | 26 |
| Navistar (2) | 9,200 | 401 |
| NN (1) | 7,300 | 12 |
| Nordson | 5,110 | 198 |
| Oshkosh | 15,800 | 230 |
| Pentair | 13,860 | 355 |
| RBC Bearings (2) | 5,300 | 108 |
| Robbins & Myers | 6,000 | 116 |
| Sauer-Danfoss | 10,650 | 65 |
| SPX (1) | 7,205 | 353 |

| | | |
|---|---|---|
| Tennant | 4,500 | 83 |
| Terex (2) | 16,600 | 200 |
| Timken (1) | 12,600 | 215 |
| Titan International (1) | 9,250 | 69 |
| Toro | 5,580 | 167 |
| Trinity Industries (1) | 11,279 | 154 |
| Twin Disc (1) | 6,800 | 46 |
| Valmont Industries | 2,800 | 202 |
| Wabash National (1) | 4,790 | 3 |
| Wabtec (1) | 6,630 | 213 |
| Watts Water Technologies, Class A | 5,350 | 115 |
| | | 8,956 |
| **Marine 0.3%** | | |
| Alexander & Baldwin | 5,550 | 130 |
| Eagle Bulk Shipping (1) | 17,300 | 81 |
| Genco Shipping & Trading (1) | 5,700 | 124 |
| Horizon Lines, Class A (1) | 1,400 | 5 |
| Kirby (2) | 8,300 | 264 |
| Overseas Shipholding (1) | 3,640 | 124 |
| | | 728 |
| **Professional Services 1.0%** | | |
| Administaff (1) | 3,350 | 78 |
| Advisory Board (2) | 3,940 | 101 |
| CBIZ (1)(2) | 6,650 | 47 |
| CDI | 1,900 | 21 |
| Corporate Executive Board | 6,100 | 127 |
| CoStar (1)(2) | 2,640 | 105 |
| CRA International (2) | 2,450 | 68 |
| Diamond Management & Technology Consultants | 8,450 | 36 |
| FTI Consulting (1)(2) | 6,695 | 340 |
| Heidrick & Struggles International | 2,758 | 50 |
| Huron Consulting (1)(2) | 2,900 | 134 |

| | | |
|---|---|---|
| Kelly Services, Class A | 5,232 | 57 |
| Kforce (2) | 8,756 | 72 |
| Korn/Ferry (2) | 5,900 | 63 |
| LECG (1)(2) | 9,650 | 32 |
| Manpower (1) | 10,676 | 452 |
| MPS Group (2) | 13,640 | 104 |
| Navigant Consulting (1)(2) | 7,100 | 92 |
| On Assignment (2) | 7,850 | 31 |
| Resources Connection (2) | 6,600 | 113 |
| School Specialty (2) | 2,526 | 51 |
| Spherion (2) | 8,780 | 36 |
| TrueBlue (2) | 7,800 | 66 |
| Volt Information Sciences (1)(2) | 3,950 | 25 |
| Watson Wyatt | 6,350 | 238 |
| | | 2,539 |
| **Road & Rail 1.0%** | | |
| AMERCO (2) | 1,400 | 52 |
| Arkansas Best (1) | 3,210 | 85 |
| Con-Way (1) | 6,700 | 237 |
| Dollar Thrifty Auto Group (1)(2) | 4,240 | 59 |
| Genesee & Wyoming, Class A (2) | 5,618 | 149 |
| Heartland Express (1) | 8,923 | 131 |
| Hertz Global (1)(2) | 25,300 | 202 |
| J.B. Hunt Transport Services (1) | 12,252 | 374 |
| Kansas City Southern Industries (1)(2) | 14,100 | 227 |
| Knight Transportation (1) | 8,492 | 141 |
| Landstar System | 7,200 | 259 |
| Old Dominion Freight Line (1)(2) | 4,612 | 155 |
| Patriot Transportation (2) | 900 | 66 |
| Quality Distribution (2) | 4,700 | 9 |
| Saia (2) | 4,400 | 79 |
| USA Truck (2) | 4,400 | 59 |
| Werner Enterprises | 7,253 | 131 |

| | | |
|---|---|---|
| YRC Worldwide (1)(2) | 9,330 | 16 |
| | | 2,431 |
| **Trading Companies & Distributors 0.5%** | | |
| Applied Industrial Technologies | 5,062 | 100 |
| Beacon Roofing Supply (1)(2) | 8,200 | 119 |
| GATX (1) | 6,550 | 168 |
| H&E Equipment Services (2) | 3,600 | 34 |
| Interline Brands (2) | 5,100 | 70 |
| Kaman (1) | 3,561 | 59 |
| Lawson Products (1) | 2,300 | 33 |
| MSC Industrial Direct, Class A | 6,300 | 223 |
| Rush Enterprises, Class A (2) | 7,100 | 83 |
| United Rentals (2) | 11,443 | 74 |
| Watsco | 4,600 | 225 |
| WESCO International (1)(2) | 6,651 | 167 |
| | | 1,355 |
| **Transportation Infrastructure 0.0%** | | |
| Macquarie Infrastructure (1) | 6,500 | 27 |
| | | 27 |
| Total Industrials & Business Services | | 35,809 |
| **INFORMATION TECHNOLOGY 16.8%** | | |
| **Communications Equipment 2.0%** | | |
| ADC Telecommunications (2) | 11,900 | 95 |
| ADTRAN (1) | 6,873 | 148 |
| Anaren (2) | 4,700 | 83 |
| Arris (1)(2) | 20,253 | 246 |
| Avocent (2) | 6,900 | 96 |
| Aware (2) | 6,500 | 18 |
| Black Box (1) | 3,070 | 103 |
| Blue Coat Systems (2) | 6,540 | 108 |

| | | |
|---|---|---|
| Brocade Communications (2) | 56,739 | 444 |
| Commscope (1)(2) | 10,890 | 286 |
| Comtech Telecommunications (1)(2) | 3,760 | 120 |
| Digi International (1)(2) | 6,460 | 63 |
| Ditech Networks (2) | 7,050 | 9 |
| Echostar (1)(2) | 8,044 | 128 |
| Emcore (1)(2) | 8,500 | 11 |
| EMS Technologies (2) | 2,600 | 54 |
| Emulex (1)(2) | 12,540 | 123 |
| Endwave (2) | 8,300 | 21 |
| F5 Networks (2) | 12,400 | 429 |
| Finisar (1)(2) | 37,000 | 21 |
| Harmonic (1)(2) | 15,354 | 90 |
| Harris Stratex Networks, Class A (2) | 11,026 | 71 |
| InterDigital (1)(2) | 6,760 | 165 |
| IXIA (2) | 11,700 | 79 |
| KVH Industries (1)(2) | 9,400 | 64 |
| Lantronix, Warrants, 2/15/11 (2) | 26 | — |
| MRV Communications (2) | 11,520 | 5 |
| Netgear (2) | 6,300 | 91 |
| Oplink Communications (2) | 2,600 | 30 |
| Optical Cable (2) | 213 | 1 |
| Palm (2) | 34,900 | 578 |
| PC-Tel (2) | 8,300 | 44 |
| Performance Technologies (2) | 8,116 | 24 |
| Plantronics | 7,150 | 135 |
| Polycom (2) | 12,950 | 262 |
| Powerwave Technologies (2) | 24,586 | 40 |
| Riverbed Technology (1)(2) | 9,600 | 223 |
| SeaChange International (2) | 11,350 | 91 |
| Sonus Networks (2) | 42,300 | 68 |
| Symmetricom (2) | 6,400 | 37 |
| Tekelec (1)(2) | 10,630 | 179 |
| Telkonet (2) | 7,100 | 1 |

| | | |
|---|---|---|
| Tollgrade Communications (1)(2) | 3,950 | 21 |
| ViaSat (2) | 5,100 | 131 |
| | | 5,036 |

**Computers & Peripherals 0.7%**

| | | |
|---|---|---|
| Avid Technology (2) | 5,626 | 76 |
| Cray (2) | 17,677 | 139 |
| Datalink (2) | 6,400 | 27 |
| Diebold (1) | 9,390 | 248 |
| Electronics for Imaging (2) | 7,700 | 82 |
| Hutchinson Technology (1)(2) | 3,920 | 8 |
| Hypercom (1)(2) | 10,020 | 15 |
| iGO (2) | 2,900 | 2 |
| Imation | 3,830 | 29 |
| Immersion (2) | 10,300 | 51 |
| Intermec (2) | 8,310 | 107 |
| Intevac (2) | 7,900 | 69 |
| Isilon Systems (2) | 12,900 | 55 |
| LaserCard (2) | 6,350 | 21 |
| NCR (2) | 24,200 | 286 |
| Novatel (1)(2) | 14,450 | 130 |
| Overland Storage (2) | 3,132 | 2 |
| Presstek (1)(2) | 10,922 | 15 |
| Quantum (2) | 13,140 | 11 |
| Rimage (2) | 3,800 | 63 |
| Silicon Graphics International (2) | 4,200 | 19 |
| Stec (1)(2) | 8,600 | 199 |
| Synaptics (1)(2) | 6,075 | 235 |
| Video Display (2) | 8,180 | 25 |
| | | 1,914 |

**Electronic Equipment, Instruments & Components 2.7%**

| | | |
|---|---|---|
| Agilysys | 3,452 | 16 |
| Anixter International (1)(2) | 4,700 | 177 |

| | | |
|---|---|---|
| Arrow Electronics (2) | 18,275 | 388 |
| Avnet (1)(2) | 21,450 | 451 |
| AVX | 6,802 | 68 |
| Benchmark Electronics (2) | 9,800 | 141 |
| Brightpoint (2) | 10,179 | 64 |
| CalAmp (2) | 6,500 | 5 |
| Checkpoint Systems (2) | 6,560 | 103 |
| CTS | 7,150 | 47 |
| Daktronics | 7,600 | 58 |
| Dolby Laboratories, Class A (2) | 8,040 | 300 |
| DTS (1)(2) | 2,800 | 76 |
| Echelon (2) | 6,800 | 58 |
| Electro Rent | 2,100 | 20 |
| Electro Scientific Industries (1)(2) | 10,400 | 116 |
| FARO Technologies (2) | 4,800 | 75 |
| First Solar (1)(2) | 6,500 | 1,054 |
| Gerber Scientific (2) | 4,100 | 10 |
| I D Systems (2) | 4,500 | 16 |
| Ingram Micro, Class A (2) | 22,862 | 400 |
| Insight Enterprises (2) | 8,850 | 85 |
| Itron (1)(2) | 5,600 | 308 |
| Keithley Instruments | 13,400 | 54 |
| L-1 Identity Solutions (1)(2) | 12,829 | 99 |
| LeCroy (2) | 10,100 | 38 |
| Lo-Jack (1)(2) | 6,400 | 27 |
| Maxwell Technologies (2) | 4,100 | 57 |
| Mercury Computer Systems (2) | 8,500 | 79 |
| Merix (2) | 8,000 | 6 |
| Methode Electronics | 9,250 | 65 |
| MTS Systems | 2,650 | 55 |
| National Instruments | 7,150 | 161 |
| Newport (2) | 4,050 | 23 |
| Nu Horizons Electronics (2) | 4,200 | 14 |
| OSI Systems (2) | 3,638 | 76 |

| | | |
|---|---|---|
| Park Electrochemical | 3,100 | 67 |
| PC Connection (1)(2) | 5,800 | 30 |
| Planar Systems (2) | 5,800 | 7 |
| Plexus (2) | 7,760 | 159 |
| RadiSys (1)(2) | 6,900 | 62 |
| Research Frontiers (2) | 13,000 | 47 |
| Rofin-Sinar Technology (2) | 6,200 | 124 |
| Rogers (2) | 2,950 | 60 |
| ScanSource (1)(2) | 4,500 | 110 |
| Sigmatron International (2) | 1,300 | 2 |
| Sunpower (1)(2) | 14,900 | 397 |
| Sunpower, Class B (2) | 818 | 20 |
| Tech Data (2) | 6,280 | 205 |
| Technitrol | 5,450 | 35 |
| Trimble Navigation (2) | 19,312 | 379 |
| TTM Technologies (1)(2) | 9,850 | 78 |
| Vishay Intertechnology (1)(2) | 27,778 | 189 |
| X-Rite (2) | 7,400 | 11 |
| Zygo (2) | 6,720 | 31 |
| | | 6,803 |

**Internet Software & Services 1.0%**

| | | |
|---|---|---|
| Art Technology (2) | 23,000 | 87 |
| Bankrate (1)(2) | 2,500 | 63 |
| Digital River (2) | 5,550 | 202 |
| Earthlink (2) | 16,240 | 120 |
| Equinix (1)(2) | 5,560 | 404 |
| GSI Commerce (1)(2) | 4,700 | 67 |
| HLTH (1)(2) | 14,581 | 191 |
| InfoSpace (2) | 8,250 | 55 |
| Internap Network Services (1)(2) | 9,800 | 34 |
| Internet Capital Group (2) | 7,700 | 52 |
| J2 Global Communications (2) | 6,900 | 156 |
| Keynote Systems (1)(2) | 6,673 | 51 |

| | | |
|---|---|---|
| LoopNet (2) | 6,600 | 51 |
| Marchex, Class B | 6,300 | 21 |
| Move (1)(2) | 23,450 | 51 |
| Omniture (2) | 11,905 | 150 |
| Openwave Systems (2) | 14,000 | 31 |
| Perficient (2) | 5,100 | 36 |
| RealNetworks (1)(2) | 8,800 | 26 |
| Saba Software (1)(2) | 24,887 | 96 |
| SAVVIS (2) | 8,073 | 92 |
| Support.com (1)(2) | 10,200 | 22 |
| Taleo, Class A (1)(2) | 6,700 | 122 |
| Terremark Worldwide (2) | 17,300 | 100 |
| The Knot (2) | 2,300 | 18 |
| Travelzoo (2) | 3,200 | 35 |
| United Online | 15,475 | 101 |
| ValueClick (1)(2) | 12,891 | 136 |
| Web Media Brands (2) | 6,800 | 4 |
| WebMD Health (2) | 1,800 | 54 |
| | | 2,628 |
| **IT Services 3.3%** | | |
| Acxiom | 10,300 | 91 |
| Alliance Data Systems (1)(2) | 8,400 | 346 |
| Broadridge Financial Solutions | 21,500 | 356 |
| CACI International, Class A (1)(2) | 4,900 | 209 |
| Ciber (2) | 8,240 | 26 |
| CSG Systems International (2) | 5,600 | 74 |
| CyberSource (1)(2) | 12,585 | 193 |
| DST (1)(2) | 5,263 | 194 |
| Edgewater Technology (2) | 6,667 | 17 |
| Euronet Worldwide (1)(2) | 8,150 | 158 |
| Forrester Research (1)(2) | 2,300 | 56 |
| Gartner (2) | 9,950 | 152 |
| Global Cash Access (2) | 6,400 | 51 |

| | | |
|---|---|---|
| Global Payments | 11,012 | 412 |
| Heartland Payment Systems | 5,100 | 49 |
| Hewitt Associates, Class A (1)(2) | 11,490 | 342 |
| iGate | 8,000 | 53 |
| infoGROUP (2) | 6,900 | 39 |
| Integral Systems (2) | 5,986 | 50 |
| Lender Processing Services | 12,600 | 350 |
| Man Tech International, Class A (1)(2) | 3,200 | 138 |
| Mastech Holdings (1)(2) | 533 | 2 |
| Maximus | 2,500 | 103 |
| Metavante Technologies (2) | 13,700 | 354 |
| Moneygram International (2) | 10,509 | 19 |
| Neustar, Class A (1)(2) | 10,500 | 233 |
| Perot Systems, Class A (2) | 12,470 | 179 |
| RightNow Technologies (1)(2) | 15,600 | 184 |
| Sapient (2) | 17,450 | 110 |
| SRA International, Class A (2) | 6,560 | 115 |
| Startek (2) | 5,500 | 44 |
| Syntel (1) | 2,810 | 88 |
| TeleTech Holdings (2) | 7,790 | 118 |
| The Hackett Group (2) | 4,700 | 11 |
| TNS (2) | 5,800 | 109 |
| Verifone Holdings (2) | 12,100 | 91 |
| Visa, Class A | 52,100 | 3,244 |
| Wright Express (1)(2) | 5,500 | 140 |
| | | 8,500 |
| **Office Electronics 0.1%** | | |
| Zebra Technologies (1)(2) | 8,525 | 202 |
| | | 202 |
| **Semiconductor & Semiconductor Equipment 3.2%** | | |
| Actel (2) | 6,750 | 72 |
| Advanced Energy Industries (2) | 7,650 | 69 |

| | | |
|---|---|---|
| Aehr Test Systems (2) | 11,504 | 10 |
| Amkor Technology (2) | 23,120 | 109 |
| Amtech Systems (2) | 5,800 | 28 |
| Anadigics (2) | 10,195 | 43 |
| Atheros Communications (1)(2) | 10,650 | 205 |
| Atmel (2) | 46,500 | 173 |
| Axcelis Technologies (2) | 15,830 | 7 |
| Brooks Automation (1)(2) | 15,416 | 69 |
| Cabot Microelectronics (2) | 4,182 | 118 |
| Cirrus Logic (2) | 15,540 | 70 |
| Cognex | 6,050 | 86 |
| Cohu (1) | 4,000 | 36 |
| Cree (1)(2) | 14,600 | 429 |
| Cymer (1)(2) | 5,300 | 158 |
| Cypress Semiconductor (2) | 20,850 | 192 |
| Diodes (1)(2) | 6,550 | 102 |
| DSP Group (2) | 9,490 | 64 |
| Entegris (2) | 15,477 | 42 |
| Exar (2) | 14,250 | 102 |
| Fairchild Semiconductor, Class A (2) | 23,410 | 164 |
| FEI (1)(2) | 5,850 | 134 |
| Formfactor (2) | 8,300 | 143 |
| FSI International (2) | 8,200 | 3 |
| Hittite Microwave (2) | 3,800 | 132 |
| Integrated Device Technology (2) | 29,659 | 179 |
| Integrated Silicon Solution (1)(2) | 8,244 | 22 |
| International Rectifier (1)(2) | 7,320 | 108 |
| Intersil, Class A | 16,876 | 212 |
| IXYS | 7,800 | 79 |
| Kopin (1)(2) | 8,100 | 30 |
| Kulicke & Soffa (1)(2) | 11,660 | 40 |
| Lam Research (2) | 17,820 | 463 |
| LTX Credence (1)(2) | 11,850 | 6 |
| Mattson Technology (1)(2) | 15,743 | 19 |

| | | |
|---|---|---|
| Maxim Integrated Products (1) | 43,300 | 679 |
| Microsemi (2) | 13,600 | 188 |
| Mindspeed Technologies (1)(2) | 1,790 | 4 |
| MKS Instruments (2) | 7,200 | 95 |
| MoSys (2) | 9,600 | 16 |
| Nanometrics (2) | 7,600 | 21 |
| Netlogic Microsystems (2) | 4,200 | 153 |
| Omnivision Technologies (1)(2) | 12,330 | 128 |
| ON Semiconductor (1)(2) | 60,960 | 418 |
| PDF Solutions (1)(2) | 4,601 | 12 |
| Pericom Semiconductor (2) | 8,000 | 67 |
| Photronics (2) | 8,760 | 35 |
| PLX Technology (2) | 6,000 | 23 |
| PMC-Sierra (1)(2) | 30,100 | 240 |
| Rambus (1)(2) | 16,830 | 261 |
| RF Micro Devices (1)(2) | 24,839 | 93 |
| Rudolph Technologies (2) | 7,900 | 44 |
| Semitool (2) | 7,100 | 33 |
| Semtech (1)(2) | 8,500 | 135 |
| Sigma Designs (1)(2) | 6,900 | 111 |
| Silicon Image (2) | 12,100 | 28 |
| Silicon Laboratories (1)(2) | 7,250 | 275 |
| Silicon Storage Technology (2) | 10,590 | 20 |
| Skyworks Solutions (1)(2) | 26,416 | 258 |
| Standard Microsystems (2) | 5,000 | 102 |
| Tessera Technologies (2) | 8,960 | 227 |
| TranSwitch (2) | 2,631 | 1 |
| Trident Microsystems (2) | 8,700 | 15 |
| Ultratech (2) | 5,600 | 69 |
| Varian Semiconductor Equipment (1)(2) | 10,643 | 255 |
| Veeco (2) | 6,629 | 77 |
| Zoran (2) | 11,087 | 121 |
| | | 8,122 |

**Software 3.8%**

| | | |
|---|---|---|
| ACI Worldwide (1)(2) | 4,600 | 64 |
| Activision Blizzard (2) | 94,466 | 1,193 |
| Actuate (1)(2) | 13,400 | 64 |
| Advent Software (2) | 2,900 | 95 |
| Ansys (1)(2) | 14,231 | 443 |
| Ariba (2) | 16,615 | 164 |
| AuthentiDate (2) | 4,450 | 5 |
| Blackbaud | 5,800 | 90 |
| Blackboard (2) | 4,900 | 141 |
| Borland Software (1)(2) | 20,510 | 26 |
| Bottomline Technologies (2) | 9,300 | 84 |
| Cadence Design Systems (2) | 36,017 | 213 |
| Chordiant Software (2) | 14,108 | 51 |
| Commvault Systems (2) | 7,800 | 129 |
| Concur Technologies (1)(2) | 6,300 | 196 |
| Entrust Technologies (2) | 5,600 | 10 |
| Epicor Software (1)(2) | 12,100 | 64 |
| EPIQ (1)(2) | 5,400 | 83 |
| FactSet Research Systems (1) | 7,700 | 384 |
| Fair Isaac | 7,485 | 116 |
| FalconStor Software (1)(2) | 7,800 | 37 |
| Informatica (2) | 13,050 | 224 |
| Interactive Intelligence (2) | 9,854 | 121 |
| Jack Henry & Associates (1) | 11,650 | 242 |
| JDA Software (2) | 4,900 | 73 |
| Kenexa (2) | 8,000 | 93 |
| Lawson Software (1)(2) | 17,100 | 95 |
| Macrovision Solutions (1)(2) | 11,610 | 253 |
| Magma Design Automation (1)(2) | 8,750 | 13 |
| Manhattan Associates (1)(2) | 4,160 | 76 |
| Mentor Graphics (1)(2) | 15,080 | 83 |
| MICROS Systems (1)(2) | 12,740 | 323 |

| | | |
|---|---|---|
| MicroStrategy (2) | 1,806 | 91 |
| Nuance Communications (1)(2) | 22,211 | 269 |
| OPNET Technologies | 4,800 | 44 |
| Parametric Technology (1)(2) | 16,400 | 192 |
| Peerless (2) | 3,300 | 7 |
| Pegasystems | 5,300 | 140 |
| Phoenix Technologies (2) | 7,800 | 21 |
| PLATO Learning (2) | 6,466 | 26 |
| Progress Software (2) | 6,750 | 143 |
| Quest Software (2) | 9,700 | 135 |
| Radiant Systems (2) | 5,150 | 43 |
| Red Hat (2) | 28,250 | 569 |
| Renaissance Learning | 2,350 | 22 |
| Salary.com (2) | 6,200 | 19 |
| Smith Micro Software (2) | 11,100 | 109 |
| Sonic Solutions (1)(2) | 7,300 | 22 |
| Sonicwall (2) | 12,700 | 70 |
| Sourcefire (2) | 8,500 | 105 |
| SPSS (2) | 3,400 | 113 |
| SRS Labs (2) | 4,700 | 31 |
| Sybase (2) | 13,533 | 424 |
| Symyx Technologies (2) | 9,550 | 56 |
| Synchronoss Tech (2) | 4,400 | 54 |
| Synopsys (2) | 17,486 | 341 |
| Take-Two Interactive Software (2) | 10,545 | 100 |
| TeleCommunication Systems (2) | 16,800 | 119 |
| THQ (2) | 10,762 | 77 |
| TIBCO Software (1)(2) | 25,280 | 181 |
| TiVo (2) | 17,300 | 181 |
| Ultimate Software (1)(2) | 5,600 | 136 |
| Vasco Data Security International (2) | 7,700 | 56 |
| VMware, Class A (1)(2) | 7,900 | 215 |
| Websense (2) | 7,900 | 141 |

| | | |
|---|---|---|
| Wind River Systems (2) | 16,146 | 185 |
| | | 9,685 |
| Total Information Technology | | 42,890 |

## MATERIALS 5.6%

**Chemicals 2.8%**

| | | |
|---|---|---|
| A. Schulman | 4,350 | 66 |
| Airgas | 14,050 | 569 |
| Albermarle | 13,600 | 348 |
| American Vanguard | 4,566 | 52 |
| Arch Chemicals | 3,890 | 96 |
| Cabot | 8,950 | 113 |
| Calgon Carbon (1)(2) | 9,800 | 136 |
| Celanese, Series A | 21,621 | 513 |
| Cytec Industries (1) | 5,060 | 94 |
| Ferro (1) | 9,960 | 27 |
| Flotek Industries (1)(2) | 4,700 | 10 |
| FMC | 10,900 | 516 |
| Georgia Gulf (2) | 14,150 | 9 |
| H.B. Fuller (1) | 7,540 | 141 |
| Huntsman | 28,100 | 141 |
| ICO (2) | 6,400 | 17 |
| Intrepid Potash (1)(2) | 4,000 | 112 |
| Koppers (1) | 3,900 | 103 |
| Lubrizol | 9,600 | 454 |
| Minerals Technologies (1) | 2,955 | 106 |
| Mosaic | 23,584 | 1,045 |
| Nalco | 21,163 | 356 |
| Nanophase Technologies (2) | 9,700 | 11 |
| NewMarket (1) | 2,400 | 162 |
| NL Industries (1) | 3,190 | 24 |
| Olin (1) | 10,990 | 131 |
| OM Group (1)(2) | 5,550 | 161 |

| | | |
|---|---|---|
| Temple-Inland (1) | 16,900 | 222 |
| | | 2,318 |
| **Metals & Mining 1.4%** | | |
| Allied Nevada Gold (1)(2) | 24,600 | 198 |
| AMCOL International (1) | 4,650 | 100 |
| Brush Wellman (1)(2) | 3,400 | 57 |
| Carpenter Technology | 7,100 | 148 |
| Century Aluminum (2) | 27,443 | 171 |
| Cliffs Natural Resources | 19,300 | 472 |
| Commercial Metals | 16,600 | 266 |
| Compass Minerals | 6,200 | 341 |
| Couer d' Alene Mines (1)(2) | 7,000 | 86 |
| General Moly (1)(2) | 18,500 | 41 |
| Haynes International (1)(2) | 1,900 | 45 |
| Hecla Mining (1)(2) | 20,350 | 55 |
| Kaiser Aluminum | 2,200 | 79 |
| Reliance Steel & Aluminum | 9,700 | 372 |
| Royal Gold | 4,050 | 169 |
| Schnitzer Steel, Class A (1) | 3,575 | 189 |
| Steel Dynamics (1) | 26,428 | 389 |
| Stillwater Mining (1)(2) | 9,916 | 57 |
| Synalloy | 3,500 | 29 |
| Universal Stainless & Alloy Products (2) | 2,400 | 39 |
| US Gold (2) | 24,900 | 66 |
| Worthington Industries (1) | 7,563 | 97 |
| | | 3,466 |
| **Paper & Forest Products 0.2%** | | |
| Buckeye Technologies (2) | 8,800 | 40 |
| Clearwater Paper (1)(2) | 1,994 | 50 |
| Deltic Timber | 1,700 | 60 |
| Domtar (1)(2) | 9,008 | 149 |
| Glatfelter | 9,600 | 86 |

| | | |
|---|---|---|
| Louisiana Pacific (2) | 7,700 | 26 |
| Schweitzer Mauduit | 2,830 | 77 |
| Wausau Paper | 9,000 | 61 |
| | | 549 |
| Total Materials | | 14,300 |

## TELECOMMUNICATION SERVICES 1.7%

**Diversified Telecommunication Services 0.5%**

| | | |
|---|---|---|
| Alaska Communications (1) | 7,200 | 53 |
| CBeyond (1)(2) | 5,900 | 85 |
| Cincinnati Bell (2) | 30,600 | 87 |
| Cogent Communications Group (1)(2) | 9,800 | 80 |
| Consolidated Communications (1) | 1,104 | 13 |
| D&E Communications | 4,809 | 49 |
| General Communications, Class A (1)(2) | 9,670 | 67 |
| Hickory Technology | 10,700 | 82 |
| IDT, Class B (2) | 2,742 | 4 |
| Level 3 Communications (2) | 188,807 | 285 |
| nTelos (1) | 5,200 | 96 |
| Paetec (2) | 19,800 | 53 |
| Premiere Global Services (2) | 13,100 | 142 |
| SureWest Communications (2) | 1,550 | 16 |
| TW Telecom (2) | 18,710 | 192 |
| Warwick Valley Telephone | 9,897 | 114 |
| | | 1,418 |

**Wireless Telecommunication Services 1.2%**

| | | |
|---|---|---|
| Centennial Communications (2) | 17,590 | 147 |
| Crown Castle International (2) | 34,952 | 840 |
| Leap Wireless International (1)(2) | 8,000 | 264 |
| NII Holdings (2) | 27,334 | 521 |
| SBA Communications (2) | 16,900 | 415 |
| Shenandoah Telecom | 4,900 | 99 |

| | | |
|---|---|---|
| Syniverse (2) | 11,502 | 184 |
| Telephone & Data Systems | 14,190 | 402 |
| TerreStar (2) | 2,700 | 4 |
| U. S. Cellular (2) | 3,093 | 119 |
| | | 2,995 |
| Total Telecommunication Services | | 4,413 |

**TRUSTS & MUTUAL FUNDS 0.0%**

**Trusts & Mutual Funds 0.0%**

| | | |
|---|---|---|
| Blackrock Kelso Capital | 2,300 | 14 |
| Total Trusts & Mutual Funds | | 14 |

**UTILITIES 5.1%**

**Electric Utilities 1.2%**

| | | |
|---|---|---|
| ALLETE | 3,082 | 89 |
| Central Vermont Public Service | 3,600 | 65 |
| Cleco | 10,000 | 224 |
| DPL (1) | 16,742 | 388 |
| El Paso Electric (2) | 5,300 | 74 |
| Empire District Electronics | 2,660 | 44 |
| Great Plains Energy | 15,333 | 238 |
| Hawaiian Electric Industries (1) | 10,600 | 202 |
| IdaCorp | 7,410 | 194 |
| ITC Holdings | 9,000 | 408 |
| Madison Gas & Electric | 3,900 | 131 |
| NV Energy | 32,000 | 345 |
| Portland General Electric | 7,900 | 154 |
| Unisource Energy | 4,350 | 115 |
| United Illuminating | 2,033 | 46 |
| Unitil | 4,100 | 85 |
| Westar Energy (1) | 13,650 | 256 |
| | | 3,058 |

| | | |
|---|---|---|
| **Gas Utilities 1.5%** | | |
| AGL Resources | 11,850 | 377 |
| Atmos Energy | 13,660 | 342 |
| Energen | 10,920 | 436 |
| Laclede Gas | 4,710 | 156 |
| National Fuel Gas Company | 10,930 | 394 |
| New Jersey Resources | 4,875 | 181 |
| Northwest Natural Gas | 3,490 | 155 |
| Oneok | 14,772 | 436 |
| Piedmont Natural Gas | 10,200 | 246 |
| RGC Resources | 4,243 | 108 |
| South Jersey Industries | 6,120 | 213 |
| Southwest Gas | 6,080 | 135 |
| UGI | 17,960 | 458 |
| Washington Gas Light | 6,500 | 208 |
| | | 3,845 |
| **Independent Power Producers & Energy Traders 1.0%** | | |
| Calpine (1)(2) | 65,700 | 733 |
| Mirant (1)(2) | 18,300 | 288 |
| NRG Energy (2) | 37,900 | 984 |
| Ormat Technologies (1) | 3,700 | 149 |
| RRI Energy (1)(2) | 69,144 | 346 |
| | | 2,500 |
| **Multi-Utilities 1.1%** | | |
| Alliant Energy | 13,848 | 362 |
| Avista | 8,390 | 149 |
| Black Hills (1) | 5,540 | 127 |
| CH Energy | 2,050 | 96 |
| Florida Public Utilities (1) | 10,349 | 145 |
| MDU Resources | 25,691 | 487 |
| Northwestern (1) | 4,600 | 105 |
| NSTAR (1) | 14,674 | 471 |

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

# Statement of Changes in Net Assets

($000s)

| | 6 Months Ended 6/30/09 | Year Ended 12/31/08 |
|---|---|---|
| **Increase (Decrease) in Net Assets** | | |
| Operations | | |
| Net investment income | $ 1,345 | $ 3,145 |
| Net realized loss | (9,053) | (9,656) |
| Change in net unrealized gain (loss) | 27,071 | (146,272) |
| Increase (decrease) in net assets from operations | 19,363 | (152,783) |
| Distributions to shareholders | | |
| Net investment income | – | (2,967) |
| Net realized gain | – | (4,696) |
| Decrease in net assets from distributions | – | (7,663) |
| Capital share transactions* | | |
| Shares sold | 26,514 | 75,260 |
| Distributions reinvested | – | 7,376 |
| Shares redeemed | (34,035) | (86,007) |
| Redemption fees received | 8 | 18 |
| Decrease in net assets from capital share transactions | (7,513) | (3,353) |
| **Net Assets** | | |
| Increase (decrease) during period | 11,850 | (163,799) |
| Beginning of period | 243,542 | 407,341 |
| **End of period** | **$ 255,392** | **$ 243,542** |
| Undistributed net investment income | 1,735 | 390 |
| *Share information | | |
| Shares sold | 2,907 | 5,864 |
| Distributions reinvested | – | 853 |
| Shares redeemed | (3,862) | (6,538) |
| Increase (decrease) in shares outstanding | (955) | 179 |

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Index Trust, Inc. (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Extended Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund commenced operations on January 30, 1998. The fund seeks to match the performance of the U.S. stocks not included in the Standard & Poor’s 500 Stock Index®, as represented by the S&P Completion Index.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the fund ultimately realizes upon sale of the securities. Further, fund management believes no events have occurred between June 30, 2009 and August 20, 2009, the date of issuance of the financial statements, that require adjustment of, or disclosure in, the accompanying financial statements.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are declared and paid by the fund, typically on an annual basis.

Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held for 90 days or less to deter short-term trading and to protect the interests of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of fund shares. The fees are paid to the fund and are recorded as an increase to paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

New Accounting Pronouncement On January 1, 2009, the fund adopted Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Adoption of FAS 161 had no impact on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices. Debt securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on June 30, 2009:

NOTE 3 - DERIVATIVE INSTRUMENTS

During the six months ended June 30, 2009, the fund invested in derivative instruments. As defined by Statement of Financial Accounting Standards No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. Investments in derivatives can magnify returns positively or negatively; however, the fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover the settlement obligations under its open derivative contracts. The fund’s period-end derivatives, as presented in the Portfolio of Investments or the tables following, generally are indicative of the volume of its derivative activity during the period.

The fund values its derivatives at fair value, as described below and in Note 2, and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting as prescribed by FAS 133, even for derivatives employed as economic hedges. As of June 30, 2009, the fund held equity derivatives with cumulative unrealized loss of $369,000 on futures contracts; the value reflected in Other Liabilities on the accompanying Statement of Assets and Liabilities is the unsettled variation margin payable of $49,000.

Additionally, during the six months ended June 30, 2009, the fund recognized $1,619,000 of realized gain on Futures and a ($655,000) change in unrealized (loss) on Futures related to its investments in equity derivatives; such amounts are included in the accompanying Statement of Operations.

Counterparty risk related to exchange-traded derivatives, including futures and options contracts, is minimal because the exchange’s clearinghouse provides protection against defaults. Additionally, for exchange-traded derivatives, each broker in its sole discretion may change margin requirements applicable to the fund.

Futures Contracts The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, and/or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a particular underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Upon entering into a futures contract, the fund is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract value (initial margin deposit); the margin deposit must then be maintained at the established level over the life of the contract. Subsequent payments are made or received by the fund each day (variation margin) to settle daily fluctuations in the value of the contract, which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contracts are closed. For a futures contract, the value included in net assets is the amount of unsettled variation margin; variation margin receivable is included in Other Assets and variation margin payable is included in Other Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment.

NOTE 4 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by fund management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. On June 30, 2009, the value of loaned securities was $42,748,000; aggregate collateral received included U.S. government securities valued at $7,000.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $23,889,000 and $31,339,000, respectively, for the six months ended June 30, 2009.

NOTE 5 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2009.

In accordance with federal tax regulations, the fund deferred recognition of certain capital loss amounts previously recognized in the prior fiscal year for financial reporting purposes until the current fiscal period for tax purposes. Such deferrals amounted to $4,230,000 and related to net capital losses realized between November 1 and the fund’s fiscal year-end date. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of December 31, 2008, the fund had $5,271,000 of unused capital loss carryforwards, of which all expire in fiscal 2016.

At June 30, 2009, the cost of investments for federal income tax purposes was $357,338,000. Net unrealized loss aggregated $58,451,000 at period-end, of which $27,787,000 related to appreciated investments and $86,238,000 related to depreciated investments.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, custody services, and directors’ fees and expenses are provided to the fund, and interest, taxes, brokerage commissions, and extraordinary expenses are paid directly by the fund.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Directors, shareholder servicing costs associated with each college savings plan are allocated to the fund in proportion to the average daily value of its shares owned by the college savings plan. Shareholder servicing costs allocated to the fund are borne by Price Associates, pursuant to the fund’s all-inclusive fee agreement. At June 30, 2009, approximately 2% of the outstanding shares of the fund were held by college savings plans.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information, which you may request by calling 1-800-225-5132 or by accessing the SEC’s Web site, www.sec.gov. The description of our proxy voting policies and procedures is also available on our Web site, www.troweprice.com. To access it, click on the words “Our Company” at the top of our corporate homepage. Then, when the next page appears, click on the words “Proxy Voting Policies” on the left side of the page.

Each fund’s most recent annual proxy voting record is available on our Web site and through the SEC’s Web site. To access it through our Web site, follow the directions above, then click on the words “Proxy Voting Records” on the right side of the Proxy Voting Policies page.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 450 Fifth St. N.W., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

On March 10, 2009, the fund’s Board of Directors (Board) unanimously approved the investment advisory contract (Contract) between the fund and its investment manager, T. Rowe Price Associates, Inc. (Manager). The Board considered a variety of factors in connection with its review of the Contract, also taking into account information provided by the Manager during the course of the year, as discussed below:

Services Provided by the Manager
The Board considered the nature, quality, and extent of the services provided to the fund by the Manager. These services included, but were not limited to, management of the fund’s portfolio and a variety of activities related to portfolio management. The Board also reviewed the background and experience of the Manager’s senior management team and investment personnel involved in the management of the fund. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Manager.

Investment Performance of the Fund
The Board reviewed the fund’s average annual total returns over the 1-, 3-, 5-, and 10-year periods as well as the fund’s year-by-year return and compared these returns with previously agreed upon comparable performance measures and market data, including those supplied by Lipper and Morningstar, which are independent providers of mutual fund data. On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the severity of the market turmoil in 2008, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Manager under the Contract and other benefits that the Manager (and its affiliates) may have realized from its relationship with the fund, including research received under “soft dollar” agreements. The Board noted that soft dollars were not used to pay for third-party, non-broker research during 2008. The Board also received information on the estimated costs incurred and profits realized by the Manager and its affiliates from advising T. Rowe Price mutual funds as well as estimates of the gross profits realized from managing the fund in particular. The Board concluded that the Manager’s profits from advising T. Rowe Price mutual funds were reasonable in light of the services provided to the fund. The Board also considered whether the fund or other funds benefit under the fee levels set forth in the Contract from any economies of scale realized by the Manager. The Board noted that, under the Contract, the fund pays the Manager a single fee based on the fund’s assets and the Manager, in turn, pays all expenses of the fund, with certain exceptions. The Board concluded that, based on the profitability data it reviewed and consistent with this single-fee structure, the Contract provided for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees
The Board reviewed the fund’s single-fee structure and compared the rate with fees and expenses of other comparable funds based on information and data supplied by Lipper. (For these purposes, the Board assumed the management fee rate was equal to the single fee less the fund’s operating expenses and expense reimbursements by the Manager.) The information provided to the Board indicated that the fund’s management fee rate and expense ratio were generally below the median for comparable funds. The Board also reviewed the fee schedules for comparable privately managed accounts of the Manager and its affiliates. Management informed the Board that the Manager’s responsibilities for privately managed accounts are more limited than its responsibilities for the fund and other T. Rowe Price mutual funds that it or its affiliates advise. On the basis of the information provided, the Board concluded that the fees paid by the fund under the Contract were reasonable.

Approval of the Contract
As noted, the Board approved the continuation of the Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund to approve the continuation of the Contract, including the fees to be charged for services thereunder.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

    (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

    (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Index Trust, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	August 20, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	August 20, 2009